UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

NEOS Bitcoin High Income ETF
BTCI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF for the period of October 17, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment#	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$14	0.98%
#Amount shown reflects the expenses of the Fund from inception date through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$19,992,141
Number of Holdings	8
Portfolio Turnover	0%
30-Day SEC Yield	2.28%
30-Day SEC Yield Unsubsidized	2.28%
Visit www.neosfunds.com/btci/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)
Security Type Breakdown

Top 10 Issuers
United States Treasury Bill	61.9%
VanEck Bitcoin ETF	22.8%
Proshares Bitcoin ETF Purchased/Written Options	9.9%
First American Treasury Obligations Fund	1.5%
Northern U.S. Government Select Money Market Fund	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/btci/.
NEOS Bitcoin High Income ETF	PAGE 1	TSR-SAR-78433H642

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Bitcoin High Income ETF	PAGE 2	TSR-SAR-78433H642

NEOS Enhanced Income 1-3 Month T-Bill ETF
CSHI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$493,964,536
Number of Holdings	23
Portfolio Turnover	0%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%
Visit www.neosfunds.com/cshi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
United States Treasury Bills	99.5%
First American Treasury Obligations Fund	0.4%
Northern U.S. Government Select Money Market Fund	0.2%
S&P 500 Index Purchased/Written Options	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/cshi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income 1-3 Month T-Bill ETF	PAGE 1	TSR-SAR-78433H501

NEOS Enhanced Income Aggregate Bond ETF
BNDI (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$60,545,517
Number of Holdings	10
Portfolio Turnover	0%
30-Day SEC Yield	3.05%
30-Day SEC Yield Unsubsidized	3.02%
Visit www.neosfunds.com/bndi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
Vanguard Total Bond Market ETF	49.9%
iShares Core U.S. Aggregate Bond ETF	49.8%
Northern U.S. Government Select Money Market Fund	0.3%
First American Treasury Obligations Fund	0.1%
S&P 500 Index Purchased/Written Options	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/bndi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Aggregate Bond ETF	PAGE 1	TSR-SAR-78433H402

NEOS Enhanced Income Credit Select ETF
HYBI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF for the period of September 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF†	$19	0.77%
*	Annualized
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.
†	The NEOS Enhanced Income Credit Select ETF acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The fiscal year end of the NEOS Enhanced Income Credit Select ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$136,790,841
Number of Holdings	12
Portfolio Turnover	82%
30-Day SEC Yield	5.85%
30-Day SEC Yield Unsubsidized	5.82%
Visit www.neosfunds.com/hybi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
iShares Broad USD High Yield Corporate Bond ETF	45.3%
SPDR Portfolio High Yield Bond ETF	25.2%
Xtrackers USD High Yield Corporate Bond ETF	25.1%
United States Treasury Bills	3.2%
First American Treasury Obligations Fund	0.7%
Northern US Government Money Market Fund	0.5%
S&P 500 Index Purchased/Written Options	0.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/hybi/.
NEOS Enhanced Income Credit Select ETF	PAGE 1	TSR-SAR-78433H659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Enhanced Income Credit Select ETF	PAGE 2	TSR-SAR-78433H659

NEOS Nasdaq-100® Hedged Equity Income ETF
NUSI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF for the period of September 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/nusi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF†	$17	0.68%
*	Annualized
**	Amount shown reflects the expenses of the Fund from September 1, 2024 through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.
†	The NEOS Nasdaq-100® Hedged Equity Income ETF acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. The fiscal year end of the NEOS Nasdaq-100® Hedged Equity Income ETF is May 31, whereas the fiscal year end of the Predecessor Fund was August 31.
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$327,840,911
Number of Holdings	105
Portfolio Turnover	1%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%
Visit www.neosfunds.com/nusi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
Apple, Inc.	8.7%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.9%
Meta Platforms, Inc.	4.9%
Alphabet, Inc.	4.7%
Broadcom, Inc.	4.7%
Tesla, Inc.	4.0%
Costco Wholesale Corp.	2.7%
Netflix, Inc.	2.4%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/nusi/.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 1	TSR-SAR-78433H667

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq-100® Hedged Equity Income ETF	PAGE 2	TSR-SAR-78433H667

NEOS Nasdaq 100® High Income ETF
QQQI (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Nasdaq 100® High Income ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq 100® High Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$647,715,142
Number of Holdings	104
Portfolio Turnover	1%
30-Day SEC Yield	0.15%
30-Day SEC Yield Unsubsidized	0.15%
Visit www.neosfunds.com/qqqi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
Apple, Inc.	8.7%
NVIDIA Corp.	8.1%
Microsoft Corp.	7.6%
Alphabet, Inc.	4.9%
Meta Platforms, Inc.	4.9%
Amazon.com, Inc.	4.9%
Broadcom, Inc.	4.6%
Tesla, Inc.	4.1%
Costco Wholesale Corp.	2.8%
Netflix, Inc.	2.4%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/qqqi/.
NEOS Nasdaq 100® High Income ETF	PAGE 1	TSR-SAR-78433H675

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Nasdaq 100® High Income ETF	PAGE 2	TSR-SAR-78433H675

NEOS Russell 2000® High Income ETF
IWMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF for the period of June 25, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment#	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$27	0.58%
#Amount shown reflects the expenses of the Fund from inception date through November 30, 2024. Expenses would be higher if the Fund had been in operations for the full six month period.
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$119,390,677
Number of Holdings	4
Portfolio Turnover	2%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.61%
Visit www.neosfunds.com/iwmi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
Vanguard Russell 2000 ETF	101.3%
First American Treasury Obligations Fund	0.2%
Russell 2000 Index Written Options	-1.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/iwmi/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS Russell 2000® High Income ETF	PAGE 1	TSR-SAR-78433H634

NEOS S&P 500® High Income ETF
SPYI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at www.neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$36	0.68%
*	Annualized
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$2,456,295,770
Number of Holdings	506
Portfolio Turnover	1%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%
Visit www.neosfunds.com/spyi/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2024)

Top 10 Issuers
Apple, Inc.	7.0%
NVIDIA Corp.	6.7%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.8%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc.	1.7%
Broadcom, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Sector Breakdown
Geographic Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit www.neosfunds.com/spyi/.
NEOS S&P 500® High Income ETF	PAGE 1	TSR-SAR-78433H303

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your NEOS Investment Management, LLC documents not be householded, please contact NEOS Investment Management, LLC at (866)-498-5677, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by NEOS Investment Management, LLC or your financial intermediary.
NEOS S&P 500® High Income ETF	PAGE 2	TSR-SAR-78433H303

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a) The Registrant’s Financial Statements are filed herewith.

Semi-Annual Financial Statements and
Additional Information
November 30, 2024 (Unaudited)

NEOS Bitcoin High Income ETF	| BTCI	| Cboe BZX Exchange, Inc.
NEOS Enhanced Income 1-3 Month T-Bill ETF	| CSHI	| NYSE Arca, Inc.
NEOS Enhanced Income Aggregate Bond ETF	| BNDI	| NYSE Arca, Inc.
NEOS Enhanced Income Credit Select ETF	| HYBI	| The Nasdaq Stock Market LLC
NEOS Nasdaq-100® Hedged Equity Income ETF	| NUSI	| The Nasdaq Stock Market LLC
NEOS Nasdaq-100® High Income ETF	| QQQI	| The Nasdaq Stock Market LLC
NEOS Russell 2000® High Income ETF	| IWMI	| Cboe BZX Exchange, Inc.
NEOS S&P 500® High Income ETF	| SPYI	| Cboe BZX Exchange, Inc.

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 22.8%
VanEck Bitcoin ETF(a)		41,607	$4,567,616
TOTAL EXCHANGE TRADED FUNDS (Cost $3,868,936)			4,567,616
	Notional Amount	Contracts
PURCHASED OPTIONS - 12.7%
Call Options - 12.7%
Proshares Bitcoin ETF(b)(c)
Expiration: 01/17/2025; Exercise Price: $20.00(d)	$13,990,128	5,352	2,531,496
TOTAL PURCHASED OPTIONS (Cost $1,439,429)			2,531,496
		Shares
SHORT-TERM INVESTMENTS - 64.2%
Money Market Funds - 2.3%
First American Treasury Obligations Fund - Class X, 4.55%(d)(e)		298,657	298,657
Northern U.S. Government Select Money Market Fund, 4.33%(d)(e)		163,742	163,742
			462,399
		Par
U.S. Treasury Bills - 61.9%
4.55%, 12/10/2024(f)		$12,379,000	12,366,566
TOTAL SHORT-TERM INVESTMENTS (Cost $12,827,193)			12,828,965
TOTAL INVESTMENTS - 99.7% (Cost $18,135,558)			$19,928,077
Other Assets in Excess of Liabilities - 0.3%			64,064
TOTAL NET ASSETS - 100.0%			$19,992,141

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	FLexible EXchange® Options.
(c)	100 shares per contract.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $2,993,895.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(f)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

NEOS BITCOIN HIGH INCOME ETF
CONSOLIDATED SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (2.8)%
Call Options - (1.5)%
Proshares Bitcoin ETF(a)(b)
Expiration: 01/17/2025; Exercise Price: $28.00	$(4,660,762)	(1,783)	$(172,951)
Expiration: 01/17/2025; Exercise Price: $30.00	(4,660,762)	(1,783)	(115,895)
Total Call Options			(288,846)
Put Options - (1.3)%
Proshares Bitcoin ETF(a)(b)
Expiration: 01/17/2025; Exercise Price: $20.00	(13,990,128)	(5,352)	(267,600)
TOTAL WRITTEN OPTIONS (Premiums received $1,431,662)			$(556,446)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	FLexible EXchange® Options.
The accompanying notes are an integral part of these financial statements.

2

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%(a)
Put Options - 0.0%(a)
S&P 500 Index(b)(c)
Expiration: 12/12/2024; Exercise Price: $5,450.00(d)	$123,663,790	205	$29,213
Expiration: 12/12/2024; Exercise Price: $5,250.00(d)	123,663,790	205	21,013
Expiration: 12/12/2024; Exercise Price: $5,200.00(d)	123,663,790	205	19,475
Expiration: 12/12/2024; Exercise Price: $5,150.00(d)	123,663,790	205	17,937
TOTAL PURCHASED OPTIONS (Cost $155,945)			87,638
		Shares
SHORT-TERM INVESTMENTS - 100.1%
Money Market Funds - 0.6%
First American Treasury Obligations Fund - Class X, 4.55%(d)(e)		2,139,260	2,139,260
Northern U.S. Government Select Money Market Fund, 4.33%(d)(e)		885,464	885,464
			3,024,724
		Par
U.S. Treasury Bills - 99.5%
4.69%, 12/03/2024(f)		$33,924,000	33,919,783
4.64%, 12/05/2024(f)		31,777,000	31,765,242
4.65%, 12/10/2024(f)		34,730,000	34,695,116
4.62%, 12/12/2024(f)		36,424,000	36,378,096
4.65%, 12/17/2024(f)		38,460,000	38,387,311
4.59%, 12/19/2024(f)		38,600,000	38,517,137
4.60%, 12/26/2024(f)		41,102,000	40,977,598
4.48%, 01/07/2025(f)		43,114,000	42,921,550
4.46%, 01/09/2025(f)		38,264,000	38,082,784
4.45%, 01/14/2025(f)		44,355,000	44,118,512
4.44%, 02/06/2025(f)		38,361,000	38,051,906
4.44%, 02/13/2025(f)		27,220,000	26,977,137
4.46%, 02/20/2025(f)		46,764,000	46,309,116
			491,101,288
TOTAL SHORT-TERM INVESTMENTS (Cost $494,062,565)			494,126,012
TOTAL INVESTMENTS - 100.1% (Cost $494,218,510)			$494,213,650
Liabilities in Excess of Other Assets - (0.1)%			(249,114)
TOTAL NET ASSETS - 100.0%			$493,964,536

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $3,112,362.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(f)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

NEOS Enhanced Income 1-3 Month T-Bill ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 12/12/2024; Exercise Price: $5,375.00	$(123,663,790)	(205)	$(25,624)
Expiration: 12/12/2024; Exercise Price: $5,500.00	(123,663,790)	(205)	(32,287)
Expiration: 12/12/2024; Exercise Price: $5,575.00	(123,663,790)	(205)	(38,438)
Expiration: 12/12/2024; Exercise Price: $5,640.00	(123,663,790)	(205)	(45,613)
Total Put Options			(141,962)
TOTAL WRITTEN OPTIONS (Premiums received $232,111)			$(141,962)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

4

NEOS ENHANCED INCOME AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
iShares Core U.S. Aggregate Bond ETF(a)		304,179	$30,174,557
Vanguard Total Bond Market ETF(a)		410,103	30,183,581
TOTAL EXCHANGE TRADED FUNDS (Cost $60,705,281)			60,358,138
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
S&P 500 Index(b)(c)
Expiration: 12/12/2024; Exercise Price: $5,475.00(d)	$19,906,854	33	5,032
Expiration: 12/12/2024; Exercise Price: $5,400.00(d)	19,906,854	33	4,290
Expiration: 12/12/2024; Exercise Price: $5,300.00(d)	19,906,854	33	3,630
TOTAL PURCHASED OPTIONS (Cost $22,009)			12,952
		Shares
SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Treasury Obligations Fund - Class X, 4.55%(d)(e)		54,505	54,505
Northern U.S. Government Select Money Market Fund, 4.33%(d)(e)		152,428	152,428
TOTAL SHORT-TERM INVESTMENTS (Cost $206,933)			206,933
TOTAL INVESTMENTS - 100.1% (Cost $60,934,223)			$60,578,023
Liabilities in Excess of Other Assets - (0.1)%			(32,506)
TOTAL NET ASSETS - 100.0%			$60,545,517

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $219,885.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

NEOS ENHANCED INCOME AGGREGATE BOND ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 12/12/2024; Exercise Price: $5,600.00	$(19,906,854)	(33)	$(6,517)
Expiration: 12/12/2024; Exercise Price: $5,650.00	(19,906,854)	(33)	(7,508)
Expiration: 12/12/2024; Exercise Price: $5,700.00	(19,906,854)	(33)	(8,993)
Total Put Options			(23,018)
TOTAL WRITTEN OPTIONS (Premiums received $38,382)			$(23,018)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

6

NEOS ENHANCED INCOME CREDIT SELECT ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 95.6%
iShares Broad USD High Yield Corporate Bond ETF(a)		1,651,952	$61,997,759
SPDR Portfolio High Yield Bond ETF(a)		1,438,771	34,429,790
Xtrackers USD High Yield Corporate Bond ETF(a)		936,282	34,417,726
TOTAL EXCHANGE TRADED FUNDS (Cost $129,265,390)			130,845,275
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(b)
Put Options - 0.0%(b)
S&P 500 Index(c)(d)
Expiration: 12/12/2024; Exercise Price: $5,475.00(e)	$45,242,850	75	11,438
Expiration: 12/12/2024; Exercise Price: $5,400.00(e)	45,242,850	75	9,750
Expiration: 12/12/2024; Exercise Price: $5,300.00(e)	45,242,850	75	8,250
TOTAL PURCHASED OPTIONS (Cost $50,019)			29,438
		Shares
SHORT-TERM INVESTMENTS - 4.4%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.55%(e)(f)		954,644	954,644
Northern US Government Money Market Fund - Class Shares Class, 4.33%(e)(f)		635,917	635,917
			1,590,561
		Par
U.S. Treasury Bills - 3.2%
4.66%, 12/03/2024(g)		$4,439,000	4,438,448
TOTAL SHORT-TERM INVESTMENTS (Cost $6,028,418)			6,029,009
TOTAL INVESTMENTS - 100.0% (Cost $135,343,827)			$136,903,722
Liabilities in Excess of Other Assets - (0.0)%(b)			(112,881)
TOTAL NET ASSETS - 100.0%			$136,790,841

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $1,619,999.
(f)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(g)	The rate shown is the annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

7

NEOS ENHANCED Income Credit Select ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.0)%(a)
Put Options - (0.0)%(a)
S&P 500 Index(b)(c)
Expiration: 12/12/2024; Exercise Price: $5,600.00	$(45,242,850)	(75)	$(14,813)
Expiration: 12/12/2024; Exercise Price: $5,650.00	(45,242,850)	(75)	(17,063)
Expiration: 12/12/2024; Exercise Price: $5,700.00	(45,242,850)	(75)	(20,436)
Total Put Options			(52,312)
TOTAL WRITTEN OPTIONS (Premiums received $87,231)			$(52,312)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

8

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Automobiles - 4.0%
Tesla, Inc.(a)	38,269	$13,208,928
Beverages - 2.3%
Coca-Cola Europacific Partners PLC	9,608	745,389
Keurig Dr. Pepper, Inc.	28,083	916,910
Monster Beverage Corp.(a)	20,296	1,118,918
PepsiCo, Inc.	28,214	4,611,578
		7,392,795
Biotechnology - 3.3%
Amgen, Inc.	11,113	3,143,534
Biogen, Inc.(a)	3,094	496,989
Gilead Sciences, Inc.	26,158	2,421,708
Moderna, Inc.(a)	7,986	343,877
Regeneron Pharmaceuticals, Inc.(a)	2,295	1,721,755
Vertex Pharmaceuticals, Inc.(a)	5,420	2,537,265
		10,665,128
Broadline Retail - 5.9%
Amazon.com, Inc.(a)	77,073	16,022,706
MercadoLibre, Inc.(a)	1,069	2,122,147
PDD Holdings, Inc. - ADR(a)	14,002	1,352,033
		19,496,886
Chemicals - 1.4%
Linde PLC	9,919	4,572,560
Commercial Services & Supplies - 1.0%
Cintas Corp.	8,351	1,885,572
Copart, Inc.(a)	20,123	1,275,597
		3,161,169
Communications Equipment - 1.5%
Cisco Systems, Inc.	82,664	4,894,535
Consumer Staples Distribution & Retail - 2.7%
Costco Wholesale Corp.	9,081	8,825,642
Electric Utilities - 1.4%
American Electric Power Co., Inc.	11,114	1,109,844
Constellation Energy Corp.	6,454	1,655,838
Exelon Corp.	20,893	826,527
Xcel Energy, Inc.	11,594	841,261
		4,433,470
Electronic Equipment Instruments & Components - 0.2%
CDW Corp.	2,864	503,864
Energy Equipment & Services - 0.3%
Baker Hughes Co.	21,116	928,048

The accompanying notes are an integral part of these financial statements.

9

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Entertainment - 3.1%
Electronic Arts, Inc.	5,672	$928,336
Netflix, Inc.(a)	8,865	7,861,571
Take-Two Interactive Software, Inc.(a)	3,641	685,892
Warner Bros. Discovery, Inc.(a)	51,530	540,034
		10,015,833
Financial Services - 0.6%
PayPal Holdings, Inc.(a)	21,199	1,839,437
Food Products - 0.8%
Kraft Heinz Co.	25,723	822,364
Mondelez International, Inc. - Class A	27,777	1,804,116
		2,626,480
Ground Transportation - 0.7%
CSX Corp.	40,098	1,465,582
Old Dominion Freight Line, Inc.	4,435	998,496
		2,464,078
Health Care Equipment & Supplies - 1.9%
Dexcom, Inc.(a)	8,165	636,788
GE HealthCare Technologies, Inc.	9,584	797,581
IDEXX Laboratories, Inc.(a)	1,771	746,919
Intuitive Surgical, Inc.(a)	7,372	3,995,624
		6,176,912
Hotels Restaurants & Leisure - 3.2%
Airbnb, Inc. - Class A(a)	9,132	1,242,956
Booking Holdings, Inc.	701	3,646,588
DoorDash, Inc. - Class A(a)	7,823	1,411,895
Marriott International, Inc. - Class A	5,854	1,692,333
Starbucks Corp.	23,450	2,402,687
		10,396,459
Industrial Conglomerates - 0.9%
Honeywell International, Inc.	13,320	3,102,628
Interactive Media & Services - 9.6%
Alphabet, Inc. - Class A	46,705	7,890,810
Alphabet, Inc. - Class C	44,908	7,656,365
Meta Platforms, Inc. - Class A	27,835	15,986,197
		31,533,372
IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A	10,562	850,135
MongoDB, Inc.(a)	1,524	491,475
		1,341,610
Life Sciences Tools & Services - 0.1%
Illumina, Inc.(a)	3,373	486,218

The accompanying notes are an integral part of these financial statements.

10

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 99.4% (Continued)
Machinery - 0.4%
PACCAR, Inc.	11,013	$1,288,521
Media - 1.8%
Charter Communications, Inc. - Class A(a)	2,957	1,173,826
Comcast Corp. - Class A	80,767	3,488,327
Trade Desk, Inc. - Class A(a)	9,417	1,210,555
		5,872,708
Oil Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	3,800	674,842
Pharamaceuticals - 0.2%
AstraZeneca PLC - ADR	12,211	825,708
Professional Services - 1.4%
Automatic Data Processing, Inc.	8,457	2,595,707
Paychex, Inc.	7,607	1,112,676
Verisk Analytics, Inc.	3,088	908,520
		4,616,903
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(a)	8,588	698,548
Semiconductors & Semiconductor Equipment - 22.5%
Advanced Micro Devices, Inc.(a)	33,178	4,551,192
Analog Devices, Inc.	10,259	2,236,975
Applied Materials, Inc.	17,031	2,975,486
ARM Holdings PLC - ADR(a)	1,582	212,447
ASML Holding NV	1,809	1,242,078
Broadcom, Inc.	94,284	15,281,551
GlobalFoundries, Inc.(a)	11,533	498,802
Intel Corp.	88,665	2,132,393
KLA Corp.	2,785	1,801,979
Lam Research Corp.	26,988	1,993,873
Marvell Technology, Inc.	18,142	1,681,582
Microchip Technology, Inc.	11,393	776,661
Micron Technology, Inc.	23,180	2,270,481
NVIDIA Corp.	192,999	26,682,112
NXP Semiconductors NV	5,444	1,248,690
ON Semiconductor Corp.(a)	9,011	640,862
QUALCOMM, Inc.	23,376	3,705,797
Texas Instruments, Inc.	19,096	3,838,869
		73,771,830
Software - 15.6%
Adobe, Inc.(a)	9,164	4,727,983
ANSYS, Inc.(a)	1,899	666,739
AppLovin Corp. - Class A(a)	6,219	2,094,248
Atlassian Corp. - Class A(a)	3,325	876,403

The accompanying notes are an integral part of these financial statements.

11

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

		Shares	Value
COMMON STOCKS - 99.4% (Continued)
Software - 15.6% (Continued)
Autodesk, Inc.(a)		4,551	$1,328,437
Cadence Design Systems, Inc.(a)		5,752	1,764,771
Crowdstrike Holdings, Inc. - Class A(a)		4,858	1,680,722
Datadog, Inc. - Class A(a)		6,382	974,850
Fortinet, Inc.(a)		16,178	1,537,719
Intuit, Inc.		5,811	3,729,093
Microsoft Corp.		57,431	24,319,731
Palo Alto Networks, Inc.(a)		6,630	2,571,247
Roper Technologies, Inc.		2,279	1,290,917
Synopsys, Inc.(a)		3,226	1,801,689
Workday, Inc. - Class A(a)		4,440	1,109,956
Zscaler, Inc.(a)		3,190	659,022
			51,133,527
Specialty Retail - 0.8%
O’Reilly Automotive, Inc.(a)		1,209	1,503,053
Ross Stores, Inc.		7,134	1,104,843
			2,607,896
Technology Hardware Storage & Peripherals - 8.7%
Apple, Inc.		119,855	28,445,187
Super Micro Computer, Inc.(a)		2,487	81,176
			28,526,363
Textiles Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.(a)		2,447	784,655
Trading Companies & Distributors - 0.3%
Fastenal Co.		12,032	1,005,394
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.		24,312	6,003,605
TOTAL COMMON STOCKS (Cost $226,629,517)			325,876,552
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.7%
Put Options - 0.7%
NASDAQ 100 Index(b)(c)
Expiration: 01/17/2025; Exercise Price: $19,875.00(d)	$324,420,735	155	2,253,700
TOTAL PURCHASED OPTIONS (Cost $2,260,843)			2,253,700

The accompanying notes are an integral part of these financial statements.

12

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
Invesco Government & Agency Portfolio - Institutional Class, 4.58%(d)(e)	2,390,320	$2,390,320
TOTAL SHORT-TERM INVESTMENTS (Cost $2,390,320)		2,390,320
TOTAL INVESTMENTS - 100.8% (Cost $231,280,680)		$330,520,572
Liabilities in Excess of Other Assets - (0.8)%		(2,679,661)
TOTAL NET ASSETS - 100.0%		$327,840,911

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Exchange-traded options.
(c)	100 shares per contract.
(d)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $4,664,020.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

13

NEOS NASDAQ-100® HEDGED EQUITY INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Call Options - (1.1)%
NASDAQ 100 Index(a)(b)
Expiration: 01/17/2025; Exercise Price: $21,375.00	$(242,792,292)	(116)	$(3,509,580)
Put Options - (0.2)%
NASDAQ 100 Index(a)(b)
Expiration: 01/17/2025; Exercise Price: $18,600.00	(324,420,735)	(155)	(811,425)
TOTAL WRITTEN OPTIONS (Premiums received $4,390,181)			$(4,321,005)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

14

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.4%(a)
Automobiles - 4.1%
Tesla, Inc.(b)	77,058	$26,597,339
Beverages - 2.4%
Coca-Cola Europacific Partners PLC	19,091	1,481,080
Keurig Dr. Pepper, Inc.	61,957	2,022,896
Monster Beverage Corp.(b)	46,036	2,537,964
PepsiCo, Inc.	56,573	9,246,857
		15,288,797
Biotechnology - 3.3%
Amgen, Inc.	22,766	6,439,818
Biogen, Inc.(b)	5,619	902,580
Gilead Sciences, Inc.	55,834	5,169,112
Moderna, Inc.(b)	16,642	716,605
Regeneron Pharmaceuticals, Inc.(b)	4,394	3,296,467
Vertex Pharmaceuticals, Inc.(b)	10,518	4,923,791
		21,448,373
Broadline Retail - 5.6%
Amazon.com, Inc.(b)	152,215	31,643,976
MercadoLibre, Inc.(b)	720	1,429,323
PDD Holdings, Inc. - ADR(b)	30,114	2,907,808
		35,981,107
Chemicals - 1.4%
Linde PLC	19,129	8,818,278
Commercial Services & Supplies - 0.9%
Cintas Corp.	13,718	3,097,387
Copart, Inc.(b)	43,586	2,762,917
		5,860,304
Communications Equipment - 1.6%
Cisco Systems, Inc.	169,831	10,055,693
Consumer Staples Distribution & Retail - 2.8%
Costco Wholesale Corp.	18,369	17,852,464
Electric Utilities - 1.5%
American Electric Power Co., Inc.	22,766	2,273,413
Constellation Energy Corp.	14,192	3,641,100
Exelon Corp.	44,811	1,772,723
Xcel Energy, Inc.	23,990	1,740,714
		9,427,950
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	5,619	988,551

The accompanying notes are an integral part of these financial statements.

15

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 100.4% (Continued)
Energy Equipment & Services - 0.3%
Baker Hughes Co.	44,811	$1,969,443
Entertainment - 3.1%
Electronic Arts, Inc.	11,743	1,921,977
Netflix, Inc.(b)	17,867	15,844,634
Take-Two Interactive Software, Inc.(b)	6,844	1,289,273
Warner Bros. Discovery, Inc.(b)	111,667	1,170,270
		20,226,154
Financial Services - 0.6%
PayPal Holdings, Inc.(b)	47,260	4,100,750
Food Products - 0.9%
Kraft Heinz Co.	55,834	1,785,013
Mondelez International, Inc. - Class A	60,733	3,944,608
		5,729,621
Ground Transportation - 0.8%
CSX Corp.	87,172	3,186,137
Old Dominion Freight Line, Inc.	9,293	2,092,226
		5,278,363
Health Care Equipment & Supplies - 2.0%
Dexcom, Inc.(b)	16,642	1,297,910
GE HealthCare Technologies, Inc.	20,316	1,690,698
IDEXX Laboratories, Inc.(b)	3,170	1,336,947
Intuitive Surgical, Inc.(b)	15,417	8,356,014
		12,681,569
Hotels, Restaurants & Leisure - 2.8%
Airbnb, Inc. - Class A(b)	17,867	2,431,877
Booking Holdings, Inc.	720	3,745,426
DoorDash, Inc. - Class A(b)	16,642	3,003,548
Marriott International, Inc. - Class A	12,968	3,748,919
Starbucks Corp.	52,159	5,344,211
		18,273,981
Industrial Conglomerates - 1.0%
Honeywell International, Inc.	27,777	6,470,097
Interactive Media & Services - 9.9%
Alphabet, Inc. - Class A	96,562	16,314,150
Alphabet, Inc. - Class C	92,117	15,705,027
Meta Platforms, Inc. - Class A	55,637	31,953,442
		63,972,619
IT Services - 0.4%
Cognizant Technology Solutions Corp. - Class A	22,766	1,832,435
MongoDB, Inc.(b)	1,945	627,243
		2,459,678

The accompanying notes are an integral part of these financial statements.

16

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 100.4% (Continued)
Life Sciences Tools & Services - 0.1%
Illumina, Inc.(b)	6,844	$986,563
Machinery - 0.4%
PACCAR, Inc.	23,990	2,806,830
Media - 1.8%
Charter Communications, Inc. - Class A(b)	5,619	2,230,546
Comcast Corp. - Class A	160,797	6,944,823
Trade Desk, Inc. - Class A(b)	20,316	2,611,622
		11,786,991
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	6,844	1,215,426
Pharmaceuticals - 0.3%
AstraZeneca PLC - ADR	25,215	1,705,038
Professional Services - 1.4%
Automatic Data Processing, Inc.	17,867	5,483,918
Paychex, Inc.	15,417	2,255,045
Verisk Analytics, Inc.	5,619	1,653,166
		9,392,129
Real Estate Management & Development - 0.2%
CoStar Group, Inc.(b)	17,867	1,453,302
Semiconductors & Semiconductor Equipment - 22.8%
Advanced Micro Devices, Inc.(b)	66,174	9,077,418
Analog Devices, Inc.	21,541	4,697,015
Applied Materials, Inc.	36,300	6,341,973
ARM Holdings PLC - ADR(b)	2,763	371,043
ASML Holding NV	3,170	2,176,554
Broadcom, Inc.	185,439	30,055,953
GlobalFoundries, Inc.(b)	25,215	1,090,549
Intel Corp.	189,630	4,560,601
KLA Corp.	5,619	3,635,662
Lam Research Corp.	52,194	3,856,093
Marvell Technology, Inc.	39,912	3,699,443
Microchip Technology, Inc.	23,990	1,635,398
Micron Technology, Inc.	46,089	4,514,418
NVIDIA Corp.	381,701	52,770,163
NXP Semiconductors NV	10,518	2,412,514
ON Semiconductor Corp.(b)	19,091	1,357,752
QUALCOMM, Inc.	45,699	7,244,662
Texas Instruments, Inc.	39,997	8,040,597
		147,537,808

The accompanying notes are an integral part of these financial statements.

17

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 100.4% (Continued)
Software - 15.9%
Adobe, Inc.(b)	19,163	$ 9,886,767
ANSYS, Inc.(b)	3,170	1,112,987
AppLovin Corp. - Class A(b)	12,173	4,099,258
Atlassian Corp. - Class A(b)	6,844	1,803,942
Autodesk, Inc.(b)	9,293	2,712,627
Cadence Design Systems, Inc.(b)	11,743	3,602,870
Crowdstrike Holdings, Inc. - Class A(b)	9,293	3,215,099
Datadog, Inc. - Class A(b)	12,968	1,980,862
Fortinet, Inc.(b)	33,788	3,211,549
Intuit, Inc.	11,743	7,535,835
Microsoft Corp.	116,594	49,372,895
Palo Alto Networks, Inc.(b)	14,192	5,503,942
Roper Technologies, Inc.	4,394	2,488,937
Synopsys, Inc.(b)	5,619	3,138,155
Workday, Inc. - Class A(b)	9,293	2,323,157
Zscaler, Inc.(b)	5,619	1,160,829
		103,149,711
Specialty Retail - 0.7%
O’Reilly Automotive, Inc.(b)	1,945	2,418,063
Ross Stores, Inc.	15,417	2,387,631
		4,805,694
Technology Hardware, Storage & Peripherals - 8.7%
Apple, Inc.	238,023	56,489,998
Super Micro Computer, Inc.(b)	3,220	105,101
		56,595,099
Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.(b)	4,394	1,408,980
Trading Companies & Distributors - 0.3%
Fastenal Co.	26,440	2,209,326
Wireless Telecommunication Services - 1.8%
T-Mobile US, Inc.	48,098	11,877,320

TOTAL COMMON STOCKS (Cost $596,052,456)		650,411,348

The accompanying notes are an integral part of these financial statements.

18

NEOS Nasdaq-100® High Income ETF
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Treasury Obligations Fund - Class X, 4.40%(c)	7,839,016	$7,839,016
TOTAL SHORT-TERM INVESTMENTS (Cost $7,839,016)		7,839,016
TOTAL INVESTMENTS - 101.6% (Cost $603,891,472)		$658,250,364
Liabilities in Excess of Other Assets - (1.6)%		(10,535,222)
TOTAL NET ASSETS - 100.0%		$647,715,142

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $650,441,348.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

19

NEOS Nasdaq-100® High Income ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.9)%
Call Options - (0.9)%
NASDAQ 100 Index(a)(b)
Expiration: 01/17/2025; Exercise Price: $21,400.00	$(242,792,292)	(116)	$(3,381,980)
Expiration: 01/17/2025; Exercise Price: $21,675.00	(242,792,292)	(116)	(2,186,600)
Total Call Options			(5,568,580)
TOTAL WRITTEN OPTIONS (Premiums received $5,692,339)			$(5,568,580)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

20

NEOS RUSSELL 2000® HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 101.3%
Vanguard Russell 2000 ETF(a)	1,235,256	$120,906,857
TOTAL EXCHANGE TRADED FUNDS (Cost $109,314,381)		120,906,857
SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Treasury Obligations Fund - Class X, 4.55%(b)(c)	269,874	269,874
TOTAL SHORT-TERM INVESTMENTS (Cost $269,874)		269,874
TOTAL INVESTMENTS - 101.5% (Cost $109,584,255)		$121,176,731
Liabilities in Excess of Other Assets - (1.5)%		(1,786,054)
TOTAL NET ASSETS - 100.0%		$119,390,677

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $269,874.
The accompanying notes are an integral part of these financial statements.

21

NEOS RUSSELL 2000® HIGH INCOME ETF
SCHEDULE OF WRITTEN OPTIONS
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Call Options - (1.4)%
Russell 2000 Index(a)(b)
Expiration: 01/17/2025; Exercise Price: $2,500.00	$(44,555,486)	(183)	$(979,965)
Expiration: 01/17/2025; Exercise Price: $2,555.00	(44,555,486)	(183)	(634,095)
Total Call Options			(1,614,060)
TOTAL WRITTEN OPTIONS (Premiums received $1,633,549)			$(1,614,060)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

22

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%(a)
Aerospace & Defense - 1.3%
Axon Enterprise, Inc.(b)	982	$635,315
Boeing Co.(b)	29,036	4,513,356
General Dynamics Corp.	10,280	2,919,623
Howmet Aerospace, Inc.	19,674	2,329,008
Huntington Ingalls Industries, Inc.	554	109,647
L3Harris Technologies, Inc.	9,764	2,404,385
Lockheed Martin Corp.	10,198	5,398,923
Northrop Grumman Corp.	5,538	2,711,682
RTX Corp.	66,317	8,079,400
Textron, Inc.	9,854	843,798
TransDigm Group, Inc.	771	966,040
		30,911,177
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	975	102,940
Expeditors International of Washington, Inc.	5,589	679,846
FedEx Corp.	10,324	3,124,765
United Parcel Service, Inc. - Class B	38,529	5,229,156
		9,136,707
Automobile Components - 0.0%(c)
Aptiv PLC(b)	10,325	573,347
BorgWarner, Inc.	10,324	354,320
		927,667
Automobiles - 2.2%
Ford Motor Co.	222,206	2,473,153
General Motors Co.	76,087	4,229,676
Tesla, Inc.(b)	135,451	46,752,267
		53,455,096
Banks - 3.7%
Bank of America Corp.	340,680	16,185,707
Citigroup, Inc.	108,544	7,692,513
Citizens Financial Group, Inc.	24,310	1,170,283
Fifth Third Bancorp	37,970	1,824,838
Huntington Bancshares, Inc.	80,716	1,453,695
JPMorgan Chase & Co.	139,603	34,861,661
KeyCorp	52,192	1,016,700
M&T Bank Corp.	5,649	1,242,724
PNC Financial Services Group, Inc.	19,676	4,224,831
Regions Financial Corp.	52,100	1,420,246
Truist Financial Corp.	75,552	3,602,319
U.S. Bancorp	85,129	4,536,525
Wells Fargo & Co.	166,995	12,720,009
		91,952,051

The accompanying notes are an integral part of these financial statements.

23

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Beverages - 1.2%
Brown-Forman Corp. - Class B	5,649	$237,710
Coca-Cola Co.	192,863	12,358,661
Constellation Brands, Inc. - Class A	5,648	1,360,886
Keurig Dr. Pepper, Inc.	52,401	1,710,893
Molson Coors Beverage Co. - Class B	5,649	350,577
Monster Beverage Corp.(b)	38,773	2,137,555
PepsiCo, Inc.	66,389	10,851,282
		29,007,564
Biotechnology - 1.8%
AbbVie, Inc.	88,024	16,102,230
Amgen, Inc.	28,818	8,151,748
Biogen, Inc.(b)	5,581	896,476
Gilead Sciences, Inc.	70,724	6,547,628
Incyte Corp.(b)	5,649	421,359
Moderna, Inc.(b)	14,998	645,814
Regeneron Pharmaceuticals, Inc.(b)	5,038	3,779,608
Vertex Pharmaceuticals, Inc.(b)	14,268	6,679,279
		43,224,142
Broadline Retail - 3.9%
Amazon.com, Inc.(b)	448,694	93,278,995
eBay, Inc.	28,592	1,809,588
		95,088,583
Building Products - 0.5%
A.O. Smith Corp. - Class A	975	72,628
Allegion PLC	973	137,037
Builders FirstSource, Inc.(b)	5,280	984,562
Carrier Global Corp.	47,264	3,656,816
Johnson Controls International PLC	37,993	3,186,093
Masco Corp.	10,247	825,498
Trane Technologies PLC	10,291	4,283,320
		13,145,954
Capital Markets - 3.2%
Ameriprise Financial, Inc.	4,968	2,851,483
Bank of New York Mellon Corp.	42,755	3,500,352
Blackrock, Inc.	5,506	5,631,537
Blackstone, Inc.	38,311	7,320,849
Cboe Global Markets, Inc.	5,020	1,083,567
Charles Schwab Corp.	81,228	6,722,429
CME Group, Inc. - Class A	19,249	4,581,262
FactSet Research Systems, Inc.	530	260,055
Franklin Resources, Inc.	14,600	332,296
Goldman Sachs Group, Inc.	14,995	9,125,507

The accompanying notes are an integral part of these financial statements.

24

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Capital Markets - 3.2% (Continued)
Intercontinental Exchange, Inc.	29,331	$4,721,118
Invesco Ltd.	24,045	434,974
KKR & Co., Inc.	30,434	4,956,786
MarketAxess Holdings, Inc.	527	136,330
Moody’s Corp.	5,648	2,823,887
Morgan Stanley	71,006	9,345,100
MSCI, Inc.	973	593,170
Nasdaq, Inc.	18,970	1,574,320
Northern Trust Corp.	10,001	1,111,711
Raymond James Financial, Inc.	9,737	1,648,279
S&P Global, Inc.	15,005	7,840,263
State Street Corp.	14,981	1,475,778
T. Rowe Price Group, Inc.	10,230	1,266,883
		79,337,936
Chemicals - 0.9%
Air Products and Chemicals, Inc.	10,220	3,416,853
Albemarle Corp.	5,182	558,101
Celanese Corp.	974	71,307
CF Industries Holdings, Inc.	5,650	506,579
Corteva, Inc.	38,287	2,382,983
Dow, Inc.	38,259	1,691,430
DuPont de Nemours, Inc.	23,776	1,987,436
Eastman Chemical Co.	975	102,102
Ecolab, Inc.	10,324	2,568,301
FMC Corp.	975	57,613
International Flavors & Fragrances, Inc.	10,325	943,292
LyondellBasell Industries NV - Class A	10,324	860,402
Mosaic Co.	15,242	403,303
PPG Industries, Inc.	10,324	1,283,996
Sherwin-Williams Co.	10,324	4,102,758
		20,936,456
Commercial Services & Supplies - 0.6%
Cintas Corp.	19,080	4,308,073
Copart, Inc.(b)	47,757	3,027,316
Republic Services, Inc.	9,961	2,174,487
Rollins, Inc.	10,324	519,607
Veralto Corp.	10,174	1,100,725
Waste Management, Inc.	19,332	4,411,949
		15,542,157

The accompanying notes are an integral part of these financial statements.

25

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Communication Services - 0.1%
Charter Communications, Inc. - Class A(b)	4,966	$1,971,328
Communications Equipment - 0.8%
Arista Networks, Inc.(b)	10,324	4,189,686
Cisco Systems, Inc.	194,082	11,491,595
F5, Inc.(b)	833	208,542
Juniper Networks, Inc.	15,000	538,800
Motorola Solutions, Inc.	5,649	2,822,805
		19,251,428
Construction & Engineering - 0.1%
Quanta Services, Inc.	5,584	1,923,800
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	862	517,200
Vulcan Materials Co.	5,411	1,559,071
		2,076,271
Consumer Discretionary - 0.1%
Airbnb, Inc. - Class A(b)	23,857	3,247,176
Consumer Finance - 0.7%
American Express Co.	29,365	8,946,928
Capital One Financial Corp.	19,539	3,751,684
Discover Financial Services	14,167	2,584,486
Synchrony Financial	23,562	1,590,906
		16,874,004
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	21,590	20,982,889
Dollar General Corp.	10,182	786,763
Dollar Tree, Inc.(b)	10,031	714,909
Kroger Co.	34,118	2,083,927
Sysco Corp.	28,375	2,187,996
Target Corp.	24,251	3,208,650
Walgreens Boots Alliance, Inc.	38,530	347,541
Walmart, Inc.	213,537	19,752,173
		50,064,848
Containers & Packaging - 0.2%
Amcor PLC	80,660	858,222
Avery Dennison Corp.	972	200,183
Ball Corp.	15,000	932,400
International Paper Co.	19,055	1,121,006
Packaging Corp. of America	973	242,131
Smurfit WestRock PLC	10,279	565,551
		3,919,493

The accompanying notes are an integral part of these financial statements.

26

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Distributors - 0.1%
Genuine Parts Co.	5,517	$699,170
LKQ Corp.	10,324	405,630
Pool Corp.	537	202,497
		1,307,297
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	405,167	9,383,668
Verizon Communications, Inc.	238,334	10,567,729
		19,951,397
Electric Utilities - 1.7%
Alliant Energy Corp.	10,324	652,477
American Electric Power Co., Inc.	28,693	2,865,283
Constellation Energy Corp.	15,000	3,848,400
Duke Energy Corp.	42,792	5,008,804
Edison International	19,585	1,718,584
Entergy Corp.	10,071	1,572,788
Evergy, Inc.	10,324	667,240
Eversource Energy	19,112	1,232,533
Exelon Corp.	56,582	2,238,384
FirstEnergy Corp.	28,551	1,214,845
NextEra Energy, Inc.	114,038	8,971,369
NRG Energy, Inc.	10,265	1,043,027
PG&E Corp.	118,788	2,569,384
Pinnacle West Capital Corp.	974	91,264
PPL Corp.	38,781	1,354,620
Southern Co.	61,480	5,479,712
Xcel Energy, Inc.	29,027	2,106,199
		42,634,913
Electrical Equipment - 0.8%
AMETEK, Inc.	10,324	2,006,779
Eaton Corp. PLC	19,675	7,386,388
Emerson Electric Co.	29,299	3,885,047
GE Vernova, Inc.(b)	14,555	4,863,117
Generac Holdings, Inc.(b)	858	161,476
Hubbell, Inc.	745	342,767
Rockwell Automation, Inc.	5,157	1,522,037
		20,167,611
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	66,470	4,829,045
CDW Corp.	5,432	955,652
Corning, Inc.	42,718	2,079,085
Jabil, Inc.	5,335	724,653
Keysight Technologies, Inc.(b)	5,649	965,075

The accompanying notes are an integral part of these financial statements.

27

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Electronic Equipment, Instruments & Components - 0.6% (Continued)
TE Connectivity PLC	14,962	$2,261,057
Teledyne Technologies, Inc.(b)	656	318,331
Trimble, Inc.(b)	14,141	1,031,869
Zebra Technologies Corp. - Class A(b)	712	289,784
		13,454,551
Energy - 0.1%
Baker Hughes Co.	56,784	2,495,657
Energy Equipment & Services - 0.2%
Halliburton Co.	47,728	1,520,614
Schlumberger NV	80,444	3,534,709
		5,055,323
Entertainment - 1.4%
Electronic Arts, Inc.	10,325	1,689,893
Live Nation Entertainment, Inc.(b)	5,527	764,108
Netflix, Inc.(b)	20,624	18,289,569
Take-Two Interactive Software, Inc.(b)	5,648	1,063,970
Walt Disney Co.	88,027	10,340,532
Warner Bros. Discovery, Inc.(b)	123,422	1,293,462
		33,441,534
Financial Services - 4.4%
Berkshire Hathaway, Inc. - Class B(b)	88,299	42,650,183
Corpay, Inc.(b)	972	370,507
Fidelity National Information Services, Inc.	33,149	2,827,610
Fiserv, Inc.(b)	33,267	7,350,676
Global Payments, Inc.	14,301	1,701,247
Jack Henry & Associates, Inc.	972	171,247
Mastercard, Inc. - Class A	42,329	22,558,817
PayPal Holdings, Inc.(b)	61,247	5,314,402
Visa, Inc. - Class A	80,518	25,369,612
		108,314,301
Food Products - 0.7%
Archer-Daniels-Midland Co.	28,787	1,571,770
Bunge Global SA	5,591	501,736
Conagra Brands, Inc.	24,351	670,870
General Mills, Inc.	32,989	2,185,851
Hershey Co.	5,647	994,606
Hormel Foods Corp.	14,708	476,980
J.M. Smucker Co.	974	114,728
Kellanova	10,324	839,238
Kraft Heinz Co.	43,135	1,379,026

The accompanying notes are an integral part of these financial statements.

28

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Food Products - 0.7% (Continued)
Lamb Weston Holdings, Inc.	5,577	$430,768
McCormick & Co., Inc.	10,324	809,505
Mondelez International, Inc. - Class A	75,862	4,927,237
The Campbell’s Co.	5,650	261,030
Tyson Foods, Inc. - Class A	14,656	945,312
		16,108,657
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	5,640	853,445
Ground Transportation - 1.0%
CSX Corp.	109,428	3,999,593
J.B. Hunt Transport Services, Inc.	973	184,004
Norfolk Southern Corp.	10,277	2,834,911
Old Dominion Freight Line, Inc.	9,622	2,166,297
Uber Technologies, Inc.(b)	114,106	8,211,068
Union Pacific Corp.	33,441	8,181,675
		25,577,548
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	95,359	11,325,788
Align Technology, Inc.(b)	972	226,253
Baxter International, Inc.	28,425	958,207
Becton Dickinson & Co.	14,723	3,267,034
Boston Scientific Corp.(b)	80,912	7,335,482
Cooper Cos., Inc.	5,827	608,688
Dexcom, Inc.(b)	19,596	1,528,292
Edwards Lifesciences Corp.(b)	33,346	2,379,237
GE HealthCare Technologies, Inc.	19,674	1,637,270
Hologic, Inc.(b)	10,324	820,758
IDEXX Laboratories, Inc.(b)	1,161	489,652
Insulet Corp.(b)	972	259,310
Intuitive Surgical, Inc.(b)	19,146	10,377,132
Medtronic PLC	75,508	6,534,462
ResMed, Inc.	5,613	1,397,749
Solventum Corp.(b)	5,935	424,412
STERIS PLC	4,943	1,082,814
Stryker Corp.	18,936	7,425,752
Teleflex, Inc.	654	126,124
Zimmer Biomet Holdings, Inc.	10,030	1,124,363
		59,328,779
Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	10,324	1,262,006
Cencora, Inc.	5,648	1,420,754
Centene Corp.(b)	28,785	1,727,100

The accompanying notes are an integral part of these financial statements.

29

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Health Care Providers & Services - 2.2% (Continued)
Cigna Group	14,760	$4,985,928
CVS Health Corp.	71,286	4,266,467
DaVita, Inc.(b)	4	665
Elevance Health, Inc.	10,324	4,201,455
HCA Healthcare, Inc.	9,881	3,233,261
Henry Schein, Inc.(b)	975	75,124
Humana, Inc.	5,268	1,561,330
Labcorp Holdings, Inc.	973	234,649
McKesson Corp.	5,416	3,403,956
Molina Healthcare, Inc.(b)	809	241,001
Quest Diagnostics, Inc.	974	158,431
UnitedHealth Group, Inc.	44,478	27,140,475
Universal Health Services, Inc. - Class B	847	173,635
		54,086,237
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.	488	2,538,566
Caesars Entertainment, Inc.(b)	10,109	389,095
Carnival Corp.(b)	56,744	1,443,000
Chipotle Mexican Grill, Inc.(b)	29,010	1,784,695
Darden Restaurants, Inc.	5,235	922,773
Domino’s Pizza, Inc.	487	231,905
Expedia Group, Inc. - Class A(b)	5,416	999,902
Hilton Worldwide Holdings, Inc.	14,249	3,611,267
Las Vegas Sands Corp.	15,001	795,953
Marriott International, Inc. - Class A	10,561	3,053,079
McDonald’s Corp.	38,564	11,415,330
MGM Resorts International(b)	14,473	554,895
Norwegian Cruise Line Holdings Ltd.(b)	23,739	638,342
Royal Caribbean Cruises Ltd.	10,324	2,519,675
Starbucks Corp.	62,145	6,367,377
Wynn Resorts Ltd.	974	91,926
Yum! Brands, Inc.	14,585	2,026,440
		39,384,220
Household Durables - 0.3%
D.R. Horton, Inc.	14,874	2,510,434
Garmin Ltd.	5,648	1,200,765
Lennar Corp. - Class A	10,324	1,800,402
Mohawk Industries, Inc.(b)	4	555
NVR, Inc.(b)	41	378,659
PulteGroup, Inc.	10,124	1,369,473
		7,260,288

The accompanying notes are an integral part of these financial statements.

30

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Household Products - 1.2%
Church & Dwight Co., Inc.	10,324	$1,136,982
Clorox Co.	5,286	883,661
Colgate-Palmolive Co.	43,511	4,204,468
Kimberly-Clark Corp.	15,001	2,090,389
Procter & Gamble Co.	118,707	21,279,417
		29,594,917
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	37,819	493,160
Vistra Corp.	16,826	2,689,468
		3,182,628
Industrial Conglomerates - 0.9%
3M Co.	29,027	3,875,975
General Electric Co.	52,535	9,569,776
Honeywell International, Inc.	34,118	7,947,106
		21,392,857
Insurance - 2.2%
Aflac, Inc.	28,767	3,279,438
Allstate Corp.	10,324	2,141,094
American International Group, Inc.	38,237	2,939,661
Aon PLC - Class A	9,916	3,882,511
Arch Capital Group Ltd.	19,439	1,957,896
Arthur J Gallagher & Co.	10,127	3,162,054
Assurant, Inc.	731	166,010
Brown & Brown, Inc.	10,324	1,167,644
Chubb Ltd.	19,676	5,681,051
Cincinnati Financial Corp.	5,648	902,720
Erie Indemnity Co. - Class A	1,113	490,343
Everest Group Ltd.	605	234,474
Globe Life, Inc.	973	108,237
Hartford Financial Services Group, Inc.	14,876	1,834,360
Loews Corp.	5,650	490,024
Marsh & McLennan Cos., Inc.	24,666	5,752,851
MetLife, Inc.	33,576	2,962,410
Principal Financial Group, Inc.	10,184	886,925
Progressive Corp.	33,058	8,888,635
Prudential Financial, Inc.	19,265	2,493,084
Travelers Cos., Inc.	10,304	2,741,276
W.R. Berkley Corp.	14,934	963,990
Willis Towers Watson PLC	4,998	1,609,356
		54,736,044

The accompanying notes are an integral part of these financial statements.

31

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	288,880	$48,806,276
Alphabet, Inc. - Class C	230,649	39,323,348
Match Group, Inc.(b)	14,447	472,995
Meta Platforms, Inc. - Class A	105,176	60,404,680
		149,007,299
IT Services - 1.1%
Accenture PLC - Class A	33,683	12,205,709
Akamai Technologies, Inc.(b)	5,648	531,025
Cognizant Technology Solutions Corp. - Class A	28,333	2,280,523
EPAM Systems, Inc.(b)	805	196,356
Gartner, Inc.(b)	972	503,428
GoDaddy, Inc. - Class A(b)	6,526	1,289,342
International Business Machines Corp.	44,206	10,052,886
VeriSign, Inc.(b)	973	182,126
		27,241,395
Leisure Products - 0.0%(c)
Hasbro, Inc.	5,380	350,507
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	14,752	2,035,333
Bio-Techne Corp.	5,648	425,633
Charles River Laboratories International, Inc.(b)	713	141,930
Danaher Corp.	34,100	8,173,429
IQVIA Holdings, Inc.(b)	9,664	1,940,918
Mettler-Toledo International, Inc.(b)	303	379,114
Revvity, Inc.	975	113,236
Thermo Fisher Scientific, Inc.	19,634	10,398,755
Waters Corp.(b)	826	317,779
West Pharmaceutical Services, Inc.	972	316,561
		24,242,688
Machinery - 1.6%
Caterpillar, Inc.	23,448	9,522,467
Cummins, Inc.	5,536	2,076,222
Deere & Co.	14,411	6,714,085
Dover Corp.	5,512	1,134,921
Fortive Corp.	19,137	1,518,138
IDEX Corp.	972	224,172
Illinois Tool Works, Inc.	14,497	4,023,207
Ingersoll Rand, Inc.	19,676	2,049,649
Nordson Corp.	756	197,308
Otis Worldwide Corp.	19,676	2,026,235
PACCAR, Inc.	28,649	3,351,933
Parker-Hannifin Corp.	5,351	3,761,218

The accompanying notes are an integral part of these financial statements.

32

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Machinery - 1.6% (Continued)
Pentair PLC	5,648	$615,576
Snap-on, Inc.	736	272,092
Stanley Black & Decker, Inc.	5,648	505,214
Westinghouse Air Brake Technologies Corp.	5,649	1,133,302
Xylem, Inc.	10,476	1,327,833
		40,453,572
Materials - 0.5%
Linde PLC	24,563	11,323,297
Media - 0.4%
Comcast Corp. - Class A	188,166	8,126,890
Fox Corp. - Class A	10,568	497,964
Fox Corp. - Class B	5,399	241,497
Interpublic Group of Cos., Inc.	19,578	603,198
News Corp. - Class A	19,531	573,235
News Corp. - Class B	975	31,288
Omnicom Group, Inc.	5,650	592,233
Paramount Global - Class B	24,573	266,617
		10,932,922
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	80,485	3,557,437
Newmont Corp.	62,342	2,614,624
Nucor Corp.	10,544	1,631,051
Steel Dynamics, Inc.	5,655	821,502
		8,624,614
Multi-Utilities - 0.7%
Ameren Corp.	10,325	974,577
CenterPoint Energy, Inc.	33,702	1,099,359
CMS Energy Corp.	14,749	1,028,153
Consolidated Edison, Inc.	19,056	1,916,843
Dominion Energy, Inc.	47,302	2,778,992
DTE Energy Co.	10,004	1,258,303
NiSource, Inc.	19,676	749,459
Public Service Enterprise Group, Inc.	28,292	2,667,936
Sempra	33,700	3,156,679
WEC Energy Group, Inc.	15,000	1,515,750
		17,146,051
Oil, Gas & Consumable Fuels - 3.3%
APA Corp.	14,971	339,093
Chevron Corp.	86,071	13,937,477
ConocoPhillips	74,779	8,101,603
Coterra Energy, Inc.	42,509	1,135,841
Devon Energy Corp.	33,866	1,285,215

The accompanying notes are an integral part of these financial statements.

33

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Oil, Gas & Consumable Fuels - 3.3% (Continued)
Diamondback Energy, Inc.	5,649	$1,003,206
EOG Resources, Inc.	33,110	4,412,239
EQT Corp.	19,673	893,941
Exxon Mobil Corp.	214,176	25,264,201
Hess Corp.	14,557	2,142,499
Kinder Morgan, Inc.	108,874	3,077,868
Marathon Petroleum Corp.	19,534	3,050,234
Occidental Petroleum Corp.	34,135	1,726,548
ONEOK, Inc.	33,070	3,756,752
Phillips 66	23,926	3,205,605
Targa Resources Corp.	10,234	2,090,806
Valero Energy Corp.	18,984	2,640,295
Williams Cos., Inc.	66,852	3,912,179
		81,975,602
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	33,868	2,161,456
Southwest Airlines Co.	33,197	1,074,255
United Airlines Holdings, Inc.(b)	15,240	1,475,689
		4,711,400
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	10,324	744,567
Kenvue, Inc.	95,201	2,292,440
		3,037,007
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	113,801	6,739,295
Catalent, Inc.(b)	5,649	345,211
Eli Lilly & Co.	39,955	31,778,209
Johnson & Johnson	122,838	19,041,118
Merck & Co., Inc.	122,850	12,486,474
Pfizer, Inc.	320,716	8,405,966
Viatris, Inc.	66,546	871,087
Zoetis, Inc.	24,227	4,245,782
		83,913,142
Professional Services - 0.6%
Amentum Holdings, Inc.(b)	5,305	129,177
Automatic Data Processing, Inc.	19,969	6,129,085
Broadridge Financial Solutions, Inc.	5,202	1,227,776
Dayforce, Inc.(b)	5,648	451,784
Equifax, Inc.	5,278	1,380,514
Jacobs Solutions, Inc.	5,318	751,061
Leidos Holdings, Inc.	5,481	906,557
Paychex, Inc.	15,001	2,194,196

The accompanying notes are an integral part of these financial statements.

34

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Professional Services - 0.6% (Continued)
Paycom Software, Inc.	682	$158,169
Verisk Analytics, Inc.	5,580	1,641,692
		14,970,011
Real Estate Management & Development - 0.2%
CBRE Group, Inc. - Class A(b)	14,910	2,087,251
CoStar Group, Inc.(b)	19,676	1,600,446
		3,687,697
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc.(b)	78,470	10,764,122
Analog Devices, Inc.	28,280	6,166,454
Applied Materials, Inc.	47,258	8,256,445
Broadcom, Inc.	219,104	35,512,376
Enphase Energy, Inc.(b)	5,460	389,571
First Solar, Inc.(b)	5,052	1,006,712
Intel Corp.	240,336	5,780,081
KLA Corp.	5,454	3,528,902
Lam Research Corp.	54,694	4,040,793
Microchip Technology, Inc.	28,881	1,968,818
Micron Technology, Inc.	61,533	6,027,157
Monolithic Power Systems, Inc.	665	377,481
NVIDIA Corp.	1,186,315	164,008,049
NXP Semiconductors NV	14,258	3,270,357
ON Semiconductor Corp.(b)	23,783	1,691,447
Qorvo, Inc.(b)	974	67,255
QUALCOMM, Inc.	61,776	9,793,349
Skyworks Solutions, Inc.	5,648	494,708
Teradyne, Inc.	5,648	621,280
Texas Instruments, Inc.	48,243	9,698,290
		273,463,647
Software - 10.2%
Adobe, Inc.(b)	24,139	12,454,034
ANSYS, Inc.(b)	4,768	1,674,045
Autodesk, Inc.(b)	10,101	2,948,482
Cadence Design Systems, Inc.(b)	14,477	4,441,688
Crowdstrike Holdings, Inc. - Class A(b)	10,593	3,664,860
Fair Isaac Corp.(b)	344	817,010
Fortinet, Inc.(b)	33,779	3,210,694
Gen Digital, Inc.	29,217	901,344
Intuit, Inc.	14,600	9,369,258
Microsoft Corp.	357,921	151,565,227
Oracle Corp.	78,187	14,452,085
Palantir Technologies, Inc. - Class A(b)	101,752	6,825,524

The accompanying notes are an integral part of these financial statements.

35

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Software - 10.2% (Continued)
Palo Alto Networks, Inc.(b)	15,033	$5,830,098
PTC, Inc.(b)	5,217	1,043,713
Roper Technologies, Inc.	5,047	2,858,823
Salesforce, Inc.	46,723	15,418,123
ServiceNow, Inc.(b)	9,979	10,472,362
Synopsys, Inc.(b)	5,648	3,154,352
Tyler Technologies, Inc.(b)	586	368,694
		251,470,416
Specialty Retail - 1.8%
AutoZone, Inc.(b)	245	776,537
Best Buy Co., Inc.	5,650	508,500
CarMax, Inc.(b)	5,649	474,347
Home Depot, Inc.	49,706	21,330,336
Lowe’s Cos., Inc.	29,405	8,010,804
O’Reilly Automotive, Inc.(b)	826	1,026,900
Ross Stores, Inc.	15,001	2,323,205
TJX Cos., Inc.	62,234	7,822,191
Tractor Supply Co.	5,058	1,434,803
Ulta Beauty, Inc.(b)	686	265,235
		43,972,858
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	721,988	171,349,412
Dell Technologies, Inc. - Class C	14,122	1,801,826
Hewlett Packard Enterprise Co.	71,220	1,511,288
HP, Inc.	47,702	1,690,082
NetApp, Inc.	10,031	1,230,202
Seagate Technology Holdings PLC	5,650	572,515
Super Micro Computer, Inc.(b)	11,534	376,470
Western Digital Corp.(b)	15,188	1,108,572
		179,640,367
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.(b)	3,024	592,583
Lululemon Athletica, Inc.(b)	5,162	1,655,247
NIKE, Inc. - Class B	66,756	5,258,370
Ralph Lauren Corp. - Class A	3	694
Tapestry, Inc.	10,312	642,232
		8,149,126
Tobacco - 0.7%
Altria Group, Inc.	99,402	5,739,472
Philip Morris International, Inc.	85,701	11,403,375
		17,142,847

The accompanying notes are an integral part of these financial statements.

36

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - 98.0% (Continued)
Trading Companies & Distributors - 0.2%
Fastenal Co.	29,332	$2,450,982
United Rentals, Inc.	946	819,236
W.W. Grainger, Inc.	615	741,284
		4,011,502
Water Utilities - 0.0%(c)
American Water Works Co., Inc.	5,649	773,574
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	28,440	7,022,974
TOTAL COMMON STOCKS (Cost $2,035,457,185)		2,407,586,557
REAL ESTATE INVESTMENT TRUSTS - 2.1%(a)
Alexandria Real Estate Equities, Inc.	5,648	622,579
American Tower Corp.	24,287	5,075,983
AvalonBay Communities, Inc.	5,535	1,302,662
BXP, Inc.	5,568	456,520
Camden Property Trust	974	122,529
Crown Castle, Inc.	23,836	2,532,575
Digital Realty Trust, Inc.	14,887	2,913,237
Equinix, Inc.	4,860	4,769,993
Equity Residential	19,050	1,460,373
Essex Property Trust, Inc.	894	277,551
Extra Space Storage, Inc.	10,065	1,720,713
Federal Realty Investment Trust	972	113,384
Healthpeak Properties, Inc.	28,980	637,270
Host Hotels & Resorts, Inc.	38,266	704,860
Invitation Homes, Inc.	29,353	1,005,340
Iron Mountain, Inc.	14,733	1,822,030
Kimco Realty Corp.	33,558	858,078
Mid-America Apartment Communities, Inc.	5,184	851,006
Prologis, Inc.	52,000	6,072,560
Public Storage	5,648	1,965,787
Realty Income Corp.	33,702	1,951,009
Regency Centers Corp.	5,648	426,932
SBA Communications Corp.	5,057	1,144,146
Simon Property Group, Inc.	15,000	2,754,000
UDR, Inc.	14,887	682,718
Ventas, Inc.	19,676	1,260,641
VICI Properties, Inc.	57,076	1,861,248
Welltower, Inc.	29,072	4,017,169
Weyerhaeuser Co.	38,611	1,245,591
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,690,592)		50,628,484

The accompanying notes are an integral part of these financial statements.

37

NEOS S&P 500® High Income ETF
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
CONTINGENT VALUE RIGHTS - 0.0%(c)
Abiomed, Inc., Exercise Price $0.00(a)(c)	2	$0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.55%(e)	13,147,504	13,147,504
TOTAL SHORT-TERM INVESTMENTS (Cost $13,147,504)		13,147,504
TOTAL INVESTMENTS - 100.6% (Cost $2,093,295,281)		$2,471,362,545
Liabilities in Excess of Other Assets - (0.6)%		(15,066,775)
TOTAL NET ASSETS - 100.0%		$2,456,295,770

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of November 30, 2024 is $2,458,215,041.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

38

NEOS S&P 500 High Income ETF
Schedule of Written Options
November 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.7)%
Call Options - (0.7)%
S&P 500 Index(a)(b)
Expiration: 01/17/2025; Exercise Price: $6,145.00	$(1,046,014,692)	(1,734)	$(9,979,170)
Expiration: 01/17/2025; Exercise Price: $6,200.00	(1,046,014,692)	(1,734)	(6,485,160)
Total Call Options			(16,464,330)
TOTAL WRITTEN OPTIONS (Premiums received $16,770,605)			$(16,464,330)

Percentages are stated as a percent of net assets.
(a)	100 shares per contract.
(b)	Exchange-traded.
The accompanying notes are an integral part of these financial statements.

39

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF(a)	NEOS Nasdaq-100® Hedged Equity Income ETF(b)
ASSETS:
Investments, at value	$19,928,077	$494,213,650	$60,578,023	$136,903,722	$330,520,572
Receivable for investments sold	2,191,226	—	—	—	5,372,686
Interest receivable	1,461	42,500	1,121	7,158	9,825
Receivable for fund shares sold	—	—	1,424,703	—	—
Dividends receivable	—	—	—	129	190,636
Total assets	22,120,764	494,256,150	60,581,271	136,911,009	336,093,719
LIABILITIES:
Written option contracts, at value	556,446	141,962	23,018	52,312	4,321,005
Payable for investments purchased	1,563,908	—	4,405	—	3,558,599
Payable to adviser	8,269	147,956	24,705	67,856	371,180
Due to broker	—	—	1,406,202	—	2,024
Other liabilities	—	1,696	—	—	—
Total liabilities	2,128,623	291,614	1,458,330	120,168	8,252,808
Net Assets	$19,992,141	$493,964,536	$60,545,517	$136,790,841	$327,840,911
Net Assets Consists of:
Paid-in capital	$18,344,184	$493,441,262	$61,042,140	$138,727,108	$424,356,289
Total distributable earnings/ (accumulated losses)	1,647,957	523,274	(496,623)	(1,936,267)	(96,515,378)
Total net assets	$ 19,992,141	$ 493,964,536	$ 60,545,517	$ 136,790,841	$ 327,840,911
Net assets	$19,992,141	$493,964,536	$60,545,517	$136,790,841	$327,840,911
Shares issued and outstanding	320,000	9,910,000	1,270,000	13,140,040	12,570,000
Net asset value per share	$62.48	$49.85	$47.67	$10.41	$26.08
Cost:
Investments, at cost	$18,135,558	$494,218,510	$60,934,223	$135,343,827	$231,280,680
Proceeds:
Written options premium	$1,431,662	$232,111	$38,382	$87,231	$4,390,181

(a)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations.

(b)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

The accompanying notes are an integral part of these financial statements.

40

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2024 (Unaudited)(Continued)

	NEOS Nasdaq-100® High Income ETF	NEOS Russell 2000® High Income ETF	NEOS S&P 500® High Income ETF
ASSETS:
Investments, at value	$658,250,364	$121,176,731	$2,471,362,545
Receivable for investments sold	5,692,339	5,450,568	53,544,085
Dividends receivable	370,115	—	2,690,845
Interest receivable	28,146	3,195	70,818
Dividend tax reclaims receivable	—	—	3,753
Cash	—	112,512	1,351,660
Other assets	—	—	301,177
Total assets	664,340,964	126,743,006	2,529,324,883
LIABILITIES:
Written option contracts, at value	5,568,580	1,614,060	16,464,330
Payable for investments purchased	10,723,138	5,689,911	55,306,521
Payable to adviser	334,104	48,358	1,258,262
Total liabilities	16,625,822	7,352,329	73,029,113
Net Assets	$647,715,142	$119,390,677	$2,456,295,770
Net Assets Consists of:
Paid-in capital	$627,487,908	$114,352,070	$2,285,696,418
Total distributable earnings	20,227,234	5,038,607	170,599,352
Total net assets	$647,715,142	$119,390,677	$2,456,295,770
Net assets	$647,715,142	$119,390,677	$2,456,295,770
Shares issued and outstanding	12,350,000	2,240,000	47,000,000
Net asset value per share	$52.45	$53.30	$52.26
Cost:
Investments, at cost	$603,891,472	$109,584,255	$2,093,295,281
Proceeds:
Written options premium	$5,692,339	$1,633,549	$16,770,605

The accompanying notes are an integral part of these financial statements.

41

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2024 (Unaudited)

	NEOS Bitcoin High Income ETF (Consolidated)(a)	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Enhanced Income Credit Select ETF(b)	NEOS Enhanced Income Credit Select ETF as of August 31, 2024(b)
INVESTMENT INCOME:
Dividend income	$—	$—	$434,081	$1,859,318	$9,135,253
Less: Dividend withholding taxes	—	—	—	—	—
Interest income	33,329	12,549,024	3,448	189,314	—
Total investment income	33,329	12,549,024	437,529	2,048,632	9,135,253
EXPENSES:
Investment advisory fee	8,805	927,708	75,847	211,940	850,347
Fund administration and accounting fees	—	—	—	14,947	190,432
Custodian fees	—	—	—	790	15,718
Legal fees	—	—	—	7,455	55,988
Audit and tax services fees	—	—	—	19,400	19,400
Shareholder reporting fees	—	—	—	3,916	26,169
Trustees’ fees	—	—	—	5,027	24,803
Transfer agent fees	—	—	—	1,500	27,967
Registration and filing fees	—	—	—	7,780	47,396
Insurance expense	—	—	—	—	22,209
Distribution fees	—	—	—	203	9,853
Other expenses	—	—	—	31,788	23,534
Total expenses	8,805	927,708	75,847	304,746	1,313,816
Expense waiver and/or reimbursement by Advisor	—	—	(3,903)	(46,265)	(25,362)
Net expenses	8,805	927,708	71,944	258,481	1,288,454
Net investment income	24,524	11,621,316	365,585	1,790,151	7,846,799
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	(74,594)	(3,559,472)	(258,068)	1,432,722	698,750
Written option contracts expired or closed	(651,501)	6,091,348	505,021	970,799	—
Net realized gain (loss)	(726,095)	2,531,876	246,953	2,403,521	698,750
Net change in unrealized appreciation (depreciation) on:
Investments	1,792,519	(68,045)	(199,058)	(1,755,243)	2,633,773
Written option contracts	875,216	(45,261)	10,349	34,919	—
Net change in unrealized appreciation (depreciation)	2,667,735	(113,306)	(188,709)	(1,720,324)	2,633,773
Net realized and unrealized gain	1,941,640	2,418,570	58,244	683,197	3,332,523
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,966,164	$14,039,886	$423,829	$2,473,348	$11,179,322

The accompanying notes are an integral part of these financial statements.

42

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2024 (Unaudited)(Continued)

	NEOS Nasdaq-100® Hedged Equity Income ETF(c)	NEOS Nasdaq-100® Hedged Equity Income ETF as of August 31, 2024(c)	NEOS Nasdaq-100® High Income ETF	NEOS Russell 2000® High Income ETF(d)	NEOS S&P 500® High Income ETF
INVESTMENT INCOME:
Dividend income	$642,642	$3,442,321	$1,715,191	$206,543	$12,763,328
Less: Dividend withholding taxes	(1,356)	(7,392)	(3,059)	—	(3,063)
Interest income	49,240	131,713	125,291	10,742	344,401
Total investment income	690,526	3,566,642	1,837,423	217,285	13,104,666
EXPENSES:
Investment advisory fee	562,909	2,663,018	1,465,185	148,284	6,299,259
Total expenses	562,909	2,663,018	1,465,185	148,284	6,299,259
Expense waiver and/or reimbursement by Advisor	—	—	—	(21,997)	—
Net expenses	562,909	2,663,018	1,465,185	126,287	6,299,259
Net investment income	127,617	903,624	372,238	90,998	6,805,407
REALIZED AND UNREALIZED GAIN
Net realized gain (loss) from:
Investments	(4,973,680)	(9,685,828)	(725,702)	(32,549)	(780,359)
In-kind redemptions	—	42,658,949	—	—	—
Written option contracts expired or closed	11,014,554	2,346,047	(324,290)	(2,862,406)	(41,574,570)
Net realized gain (loss)	6,040,874	35,319,168	(1,049,992)	(2,894,955)	(42,354,929)
Net change in unrealized appreciation (depreciation) on:
Investments	16,054,093	47,041,244	49,265,009	11,592,476	250,623,025
Written option contracts	(1,572,253)	10,038,013	166,444	19,489	1,509,283
Net change in unrealized appreciation (depreciation)	14,481,840	57,079,257	49,431,453	11,611,965	252,132,308
Net realized and unrealized gain	20,522,714	92,398,425	48,381,461	8,717,010	209,777,379
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,650,331	$93,302,049	$48,753,699	$8,808,008	$216,582,786

(a)	Inception date of the Fund was October 17, 2024.
(b)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations.

(c)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

(d)	Inception date of the Fund was June 25, 2024.
The accompanying notes are an integral part of these financial statements.

43

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

NEOS Bitcoin High Income ETF
Period Ended November 30, 2024 (Unaudited)(a)
OPERATIONS:
Net investment income	$24,524
Net realized gain (loss)	(726,095)
Net change in unrealized appreciation (depreciation)	2,667,735
Net increase in net assets from operations	1,966,164
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(318,207)
Total distributions to shareholders	(318,207)
CAPITAL TRANSACTIONS:
Subscriptions	18,344,184
Redemptions	—
Net increase in net assets from capital transactions	18,344,184
Net increase in net assets	19,992,141
NET ASSETS:
Beginning of the period	—
End of the period	$19,992,141
SHARES TRANSACTIONS
Subscriptions	310,000
Reinvestments	—
Total increase in shares outstanding	310,000

(a)	Inception date of the Fund was October 17, 2024.
The accompanying notes are an integral part of these financial statements.

44

STATEMENTS of Changes in Net Assets (Continued)

	NEOS Enhanced Income 1-3 Month T-Bill ETF		NEOS Enhanced Income Aggregate Bond ETF
	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$11,621,316	$12,030,939	$365,585	$156,080
Net realized gain	2,531,876	1,461,102	246,953	40,998
Net change in unrealized appreciation (depreciation)	(113,306)	192,721	(188,709)	(124,902)
Net increase in net assets from operations	14,039,886	13,684,762	423,829	72,176
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,637,504)	(13,553,733)	(762,630)	(202,156)
Return of capital	—	(1,282,823)	—	(112,364)
Total distributions to shareholders	(13,637,504)	(14,836,556)	(762,630)	(314,520)
CAPITAL TRANSACTIONS:
Subscriptions	166,429,574	413,865,914	49,695,764	9,497,973
Redemptions	(114,641,115)	(71,049,803)	—	—
Net increase in net assets from capital transactions	51,788,459	342,816,111	49,695,764	9,497,973
Net increase in net assets	52,190,841	341,664,317	49,356,963	9,255,629
NET ASSETS:
Beginning of the period	441,773,695	100,109,378	11,188,554	1,932,923
End of the period	$493,964,536	$ 441,773,695	$ 60,545,517	$11,188,552
SHARES TRANSACTIONS
Subscriptions	3,340,000	8,290,000	1,030,000	200,000
Redemptions	(2,300,000)	(1,420,000)	—	—
Total increase in shares outstanding	1,040,000	6,870,000	1,030,000	200,000

The accompanying notes are an integral part of these financial statements.

45

STATEMENTS of Changes in Net Assets (Continued)

	NEOS Enhanced Income Credit Select ETF
	Period Ended November 30, 2024(b) (Unaudited)	For the Year Ended August 31, 2024(a)	For the Year Ended August 31, 2023(a)
OPERATIONS:
Net investment income	$1,790,151	$7,846,799	$5,885,356
Net realized gain (loss)	2,403,521	698,750	(4,763,907)
Long-term capital gains distributions from regulated investment companies	—	—	35,535
Net change in unrealized appreciation (depreciation)	(1,720,324)	2,633,773	1,323,614
Net increase in net assets resulting from operations	2,473,348	11,179,322	2,480,598
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,919,854)	(7,732,892)	(4,828,986)
Total distributions to shareholders	(3,919,854)	(7,732,892)	(4,828,986)
CAPITAL TRANSACTIONS:
Subscriptions	9,264,822	30,388,976	46,435,975
Redemptions	(9,050,863)	(44,739,313)	(42,648,776)
Reinvestments	1,911,324	7,516,864	4,691,486
Net increase (decrease) from capital transactions	2,125,283	(6,833,473)	8,478,685
Total increase (decrease) in net assets	678,777	(3,387,043)	6,130,297
NET ASSETS:
Beginning of the period	136,112,064	139,499,107	133,368,810
End of the period	$ 136,790,841	$136,112,064	$139,499,107
SHARES TRANSACTIONS:
Subscriptions	830,000	2,945,567	4,482,575
Redemptions	(660,000)	(4,334,484)	(4,121,058)
Reinvestments	—	733,230	456,919
Shares exchanged	—	(217)	—
Net increase (decrease) from shares transactions	170,000	(655,904)	818,436

(a)	The Predecessor Fund’s (WSTCM Credit Select Risk-Managed Fund) fiscal year end was August 31, 2024 prior to the reorganization as described further below in footnote (b).
(b)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund inclusive of expense limitations.

The accompanying notes are an integral part of these financial statements.

46

Statements of Changes in Net Assets (Continued)

	NEOS Nasdaq-100 Hedged Equity Income ETF			NEOS Nasdaq-100® High Income ETF
	Period Ended November 30, 2024 (Unaudited)(c)	Year Ended August 31, 2024(b)	Year Ended August 31, 2023(b)	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
OPERATIONS:
Net investment income	$127,617	$903,624	$1,151,506	$372,238	$78,064
Net realized gain (loss)	6,040,874	35,319,168	(24,363,637)	(1,049,992)	(521,125)
Net change in unrealized appreciation	14,481,840	57,079,257	78,624,622	49,431,453	5,051,198
Net increase in net assets from operations	20,650,331	93,302,049	55,412,491	48,753,699	4,608,137
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(6,723,996)	(903,624)	(1,151,506)	(33,056,538)	(78,064)
Return of capital	—	(29,598,677)	(35,606,621)	—	(4,355,312)
Total distributions to shareholders	(6,723,996)	(30,502,301)	(36,758,127)	(33,056,538)	(4,433,376)
CAPITAL TRANSACTIONS:
Subscriptions	—	6,433,500	—	422,388,039	215,642,525
Redemptions	(20,047,187)	(161,498,005)	(174,067,805)	(6,187,346)	—
ETF transaction fees (See Note 7)	—	—	—	1	1
Net increase (decrease) in net assets from capital transactions	(20,047,187)	(155,064,505)	(174,067,805)	416,200,694	215,642,526
Net increase (decrease) in net assets	(6,120,852)	(92,264,757)	(155,413,441)	431,897,855	215,817,287
NET ASSETS:
Beginning of the period	333,961,763	426,226,520	581,639,961	215,817,287	—
End of the period	$ 327,840,911	$ 333,961,763	$426,226,520	$ 647,715,142	$ 215,817,287
SHARES TRANSACTIONS
Subscriptions	250,000	250,000	—	8,190,000	4,280,000
Redemptions	(3,280,000)	(6,950,000)	(8,900,000)	(120,000)	—
Total increase (decrease) in shares outstanding	(3,030,000)	(6,700,000)	(8,900,000)	8,070,000	4,280,000

(a)	Inception date of the Fund was January 30, 2024.
(b)	The Predecessor Fund’s (Nationwide Nasdaq-100 Risk-Managed Income ETF) fiscal year end was August 31, 2024 prior to the reorganization as described below in footnote (c).
(c)
The Fund acquired all of the assets and liabilities of the Predecessor Fund in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

The accompanying notes are an integral part of these financial statements.

47

STATEMENTS of Changes in Net Assets (Continued)

	NEOS Russell 2000® High Income ETF	NEOS S&P 500® High Income ETF
	Period Ended November 30, 2024 (Unaudited)(a)	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$90,998	$6,805,407	$5,121,107
Net realized loss	(2,894,955)	(42,354,929)	(47,359,820)
Net change in unrealized appreciation	11,611,965	252,132,308	125,689,111
Net increase in net assets from operations	8,808,008	216,582,786	83,450,398
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,769,401)	(117,329,114)	(9,548,376)
Return of capital	—	—	(62,890,517)
Total distributions to shareholders	(3,769,401)	(117,329,114)	(72,438,893)
CAPITAL TRANSACTIONS:
Subscriptions	114,352,070	986,897,772	1,362,850,824
Redemptions	—	(13,753,453)	(15,527,100)
Net increase in net assets from capital transactions	114,352,070	973,144,319	1,347,323,724
Net increase in net assets	119,390,677	1,072,397,991	1,358,335,229
NET ASSETS:
Beginning of the period	—	1,383,897,779	25,562,550
End of the period	$ 119,390,677	$ 2,456,295,770	$ 1,383,897,779
SHARES TRANSACTIONS
Subscriptions	2,240,000	19,330,000	27,750,000
Redemptions	—	(290,000)	(320,000)
Total increase in shares outstanding	2,240,000	19,040,000	27,430,000

(a)	Inception date of the Fund was June 25, 2024.
The accompanying notes are an integral part of these financial statements.

48

NEOS Bitcoin High Income ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS

Period Ended November 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.20
Net realized and unrealized gain on investments(c)	14.81
Total from investment operations	15.01
LESS DISTRIBUTIONS FROM:
Net investment income	(2.53)
Total distributions	(2.53)
Net asset value, end of period	$62.48
Total return(d)	30.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,992
Ratio of expenses to average net assets(e)(f)	0.98%
Ratio of net investment income to average net assets(e)(f)	2.73%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was October 17, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

NEOS Enhanced Income 1-3 Month T-Bill ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.81	$50.05	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.19	2.49	1.73
Net realized and unrealized gain on investments(c)	0.24	0.34	0.32
Total from investment operations	1.43	2.83	2.05
LESS DISTRIBUTIONS FROM:
Net investment income	(1.39)	(2.61)	(1.31)
Net realized gains	—	(0.20)	(0.63)
Return of capital	—	(0.26)	(0.06)
Total distributions	(1.39)	(3.07)	(2.00)
Net asset value, end of period	$49.85	$49.81	$50.05
Total return(d)	2.91%	5.80%	4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$493,965	$441,774	$100,109
Ratio of expenses to average net assets(e)	0.38%	0.38%	0.38%
Ratio of net investment income to average net assets(e)	4.76%	4.99%	4.58%
Portfolio turnover rate(d)(f)	0%	0%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

NEOS Enhanced Income Aggregate Bond ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$46.62	$48.32	$49.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.67	1.27	0.78
Net realized and unrealized gain (loss) on investments(c)	1.71	(0.47)	(0.40)
Total from investment operations	2.38	0.80	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(1.33)	(1.46)	(0.72)
Net realized gains	—	(0.24)	(0.73)
Return of capital	—	(0.80)	(0.38)
Total distributions	(1.33)	(2.50)	(1.83)
Net asset value, end of period	$47.67	$46.62	$48.32
Total return(d)	5.14%	1.74%	0.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,546	$11,189	$1,933
Ratio of expenses to average net assets:
Before expense waivers(e)(f)	0.58%	0.58%	0.58%
After expense waivers(e)(f)	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets(e)(f)	2.80%	2.71%	2.14%
Portfolio turnover rate(d)(g)	0%	1%	0%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

NEOS ENHANCED Income Credit Select ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)(g)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$10.52	$10.27	$10.45	$11.01	$10.59	$10.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.57	0.45	0.13	0.32	0.31
Net realized and unrealized gain (loss) on investments(b)	0.05	0.26	(0.26)	(0.40)	0.36	0.53
Total from investment operations	0.19	0.83	0.19	(0.27)	0.68	0.84
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.58)	(0.37)	(0.29)	(0.26)	(0.43)
Total distributions	(0.30)	(0.58)	(0.37)	(0.29)	(0.26)	(0.43)
Net asset value, end of period	$10.41	$10.52	$10.27	$10.45	$11.01	$10.59
Total return(c)	1.88%	8.32%	1.86%	−2.49%	6.47%	8.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$136,791	$136,112	$133,238	$114,457	$62,659	$21,900
Ratio of expenses to average net assets:
Before expense waivers(d)(e)	0.91%	0.91%	0.89%	0.97%	1.05%	1.22%
After expense waivers(d)(e)	0.77%	0.90%	0.88%	0.97%	1.05%	1.15%
Ratio of net investment income to average net assets(d)(e)	5.35%	5.55%	4.31%	1.22%	2.99%	3.05%
Portfolio turnover rate(c)(f)	82%	293%	879%	837%	337%	589%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The Fund acquired all the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of WST Investment Trust, (the “Predecessor Fund”) in a reorganization on September 27, 2024. The Predecessor Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Fund and will be used going forward. As a result, the information prior to September 27, 2024, reflects that of the Predecessor Fund’ Institutional Shares inclusive of expense limitations.

The accompanying notes are an integral part of these financial statements.

52

NEOS Nasdaq-100® Hedged Equity Income ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)(g)	Year Ended August 31,				Period Ended August 31, 2020(a)
		2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$25.02	$21.26	$20.09	$28.61	$28.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.01	0.05	0.05	0.02	0.02	0.05
Net realized and unrealized gain (loss) on investments(c)	1.57	5.52	2.67	(6.64)	2.59	4.61
Total from investment operations	1.58	5.57	2.72	(6.62)	2.61	4.66
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.06)	(0.05)	(0.02)	(0.02)	(0.04)
Return of capital	—	(1.75)	(1.50)	(1.88)	(2.11)	(1.49)
Total distributions	(0.52)	(1.81)	(1.55)	(1.90)	(2.13)	(1.53)
Net asset value, end of period	$26.08	$25.02	$21.26	$20.09	$28.61	$28.13
Total return(d)	6.40%	27.26%	14.42%	−24.09%	9.61%	19.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$327,841	$333,962	$426,227	$581,640	$582,300	$128,008
Ratio of expenses to average net assets(e)	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(e)	0.15%	0.23%	0.24%	0.10%	0.07%	0.25%
Portfolio turnover rate(d)(f)	1%	8%	34%	24%	10%	11%

(a)	Inception date of the Predecessor Fund was December 20, 2019.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
The Fund acquired all the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”) in a reorganization on November 11, 2024. The Predecessor Fund’s performance and financial history have been adopted by the Fund and will be used going forward. As a result, the information prior to November 11, 2024, reflects that of the Predecessor Fund.

The accompanying notes are an integral part of these financial statements.

53

NEOS Nasdaq-100® High Income ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Period Ended May 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$50.42	$50.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04	0.05
Net realized and unrealized gain on investments(c)	5.70	2.77
Total from investment operations	5.74	2.82
LESS DISTRIBUTIONS FROM:
Net investment income	(3.71)	—
Net realized gains	—	(0.04)
Return of capital	—	(2.36)
Total distributions	(3.71)	(2.40)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$52.45	$50.42
Total return(e)	11.81%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$647,715	$215,817
Ratio of expenses to average net assets(f)	0.68%	0.68%
Ratio of net investment income to average net assets(f)	0.17%	0.30%
Portfolio turnover rate(e)(g)	1%	3%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

NEOS Russell 2000® High Income ETF
FINANCIAL HIGHLIGHTS

Period Ended November 30, 2024(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$49.95
INVESTMENT OPERATIONS:
Net investment income(b)	0.09
Net realized and unrealized gain on investments(c)	6.95
Total from investment operations	7.04
LESS DISTRIBUTIONS FROM:
Net investment income	(3.69)
Total distributions	(3.69)
Net asset value, end of period	$53.30
Total return(d)	14.60%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$119,391
Ratio of expenses to average net assets:
Before expense waivers(e)(f)	0.68%
After expense waivers(e)(f)	0.58%
Ratio of net investment income to average net assets(e)(f)	0.42%
Portfolio turnover rate(d)(g)	2%

(a)	Inception date of the Fund was June 25, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

NEOS S&P 500® High Income ETF
FINANCIAL HIGHLIGHTS

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Period Ended May 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$49.50	$48.23	$49.67
INVESTMENT OPERATIONS:
Net investment income(b)	0.19	0.44	0.49
Net realized and unrealized gain on investments(c)	5.70	6.71	2.34
Total from investment operations	5.89	7.15	2.83
LESS DISTRIBUTIONS FROM:
Net investment income	(3.13)	(0.79)	(0.44)
Net realized gains	—	(0.32)	(1.40)
Return of capital	—	(4.77)	(2.43)
Total distributions	(3.13)	(5.88)	(4.27)
ETF transaction fees per share	0.00(d)	—	—
Net asset value, end of period	$52.26	$49.50	$48.23
Total return(e)	12.27%	15.79%	6.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,456,296	$1,383,898	$25,563
Ratio of expenses to average net assets(f)	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets(f)	0.73%	0.91%	1.37%
Portfolio turnover rate(e)(g)	1%	14%	21%

(a)	Inception date of the Fund was August 30, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
The NEOS ETF Trust (the “Trust”), was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational exchange-traded funds (“ETFs”), eight of which are presented herein, NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Russell 2000® High Income ETF and NEOS S&P 500® High Income ETF, (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a diversified series of the Trust.
The investment objective of the NEOS Bitcoin High Income ETF is to seek to generate high monthly income with the potential for appreciation based on exposure to exchange-traded products that have direct exposure to Bitcoin. The investment objective of the NEOS Enhanced Income 1-3 Year T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF and NEOS Russell 2000® High Income ETF is to seek to generate monthly income in a tax efficient manner. The investment objective of the NEOS Enhanced Income Credit Select ETF is to seek total return from income and capital appreciation while providing a tax efficient monthly income. The investment objective of NEOS S&P 500® High Income ETF is to seek to generate high monthly income in a tax efficient manner with the potential for equity appreciation in rising markets.
NEOS Investment Management, LLC (the “Adviser”) is the investment adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
Options traded on an exchange are generally valued at the 4:00 p.m., Eastern Time bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 p.m. bid/ask mean price is not available, then options shall be valued at the 4:15 p.m. Eastern Time bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform

57

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2024, there was one security within the NEOS S&P 500® ETF that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2024:
NEOS Bitcoin High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$4,567,616	$—	$—	$4,567,616
Purchased Options	—	2,531,496	—	2,531,496
Money Market Funds	462,399	—	—	462,399
U.S. Treasury Bills	—	12,366,566	—	12,366,566
Total Investments	$5,030,015	$14,898,062	$—	$19,928,077
Liabilities:
Investments:
Written Options	$—	$(556,446)	$—	$(556,446)
Total Investments	$—	$(556,446)	$—	$(556,446)

58

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NEOS Enhanced Income 1-3 Month T-Bill ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$87,638	$—	$87,638
Money Market Funds	3,024,724	—	—	3,024,724
U.S. Treasury Bills	—	491,101,288	—	491,101,288
Total Investments	$3,024,724	$491,188,926	$—	$494,213,650
Liabilities:
Investments:
Written Options	$—	$(141,962)	$—	$(141,962)
Total Investments	$—	$(141,962)	$—	$(141,962)

NEOS Enhanced Income Aggregate Bond ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$60,358,138	$—	$—	$60,358,138
Purchased Options	—	12,952	—	12,952
Money Market Funds	206,933	—	—	206,933
Total Investments	$60,565,071	$12,952	$—	$60,578,023
Liabilities:
Investments:
Written Options	$—	$(23,018)	$—	$(23,018)
Total Investments	$—	$(23,018)	$—	$(23,018)

NEOS Enhanced Income Credit Select ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$130,845,275	$—	$—	$130,845,275
Purchased Options	—	29,438	—	29,438
Money Market Funds	1,590,561	—	—	1,590,561
U.S. Treasury Bills	—	4,438,448	—	4,438,448
Total Investments	$132,435,836	$4,467,886	$—	$136,903,722
Liabilities:
Investments:
Written Options	$—	$(52,312)	$—	$(52,312)
Total Investments	$—	$(52,312)	$—	$(52,312)

59

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NEOS Nasdaq-100® Hedged Equity Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$325,876,552	$—	$—	$325,876,552
Purchased Options	—	2,253,700	—	2,253,700
Money Market Funds	2,390,320	—	—	2,390,320
Total Investments	$328,266,872	$2,253,700	$—	$330,520,572
Liabilities:
Investments:
Written Options	$—	$(4,321,005)	$—	$(4,321,005)
Total Investments	$—	$(4,321,005)	$—	$(4,321,005)

NEOS Nasdaq-100® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$650,411,348	$—	$—	$650,411,348
Money Market Funds	7,839,016	—	—	7,839,016
Total Investments	$658,250,364	$—	$—	$658,250,364
Liabilities:
Investments:
Written Options	$—	$(5,568,580)	$—	$(5,568,580)
Total Investments	$—	$(5,568,580)	$—	$(5,568,580)

NEOS Russell 2000® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$120,906,857	$—	$—	$120,906,857
Money Market Funds	269,874	—	—	269,874
Total Investments	$121,176,731	$—	$—	$121,176,731
Liabilities:
Investments:
Written Options	$—	$(1,614,060)	$—	$(1,614,060)
Total Investments	$—	$(1,614,060)	$—	$(1,614,060)

60

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NEOS S&P 500® High Income ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,407,586,557	$—	$—	$2,407,586,557
Real Estate Investment Trusts	50,628,484	—	—	50,628,484
Contingent Value Rights	—	—	—(a)	—(a)
Money Market Funds	13,147,504	—	—	13,147,504
Total Investments	$2,471,362,545	$—	$—(a)	$2,471,362,545
Liabilities:
Investments:
Written Options	$—	$(16,464,330)	$—	$(16,464,330)
Total Investments	$—	$(16,464,330)	$—	$(16,464,330)

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the NEOS S&P 500® High Income ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended November 30, 2024.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of November 30, 2024 for the NEOS S&P 500® High Income ETF are as follows:

Description	Fair Value as of 11/30/2024	Valuation Technique	Unobservable Input	Input Values (Ranges)
Contingent Value Rights*	$ 0**	Projected Final Distribution	Discount of Projected Distribution	$35.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

**	Represents amount of $0.50.
B.
Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (E). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

61

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
C.
Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities and is subsequently priced daily to reflect the value of the purchased option contract.

Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and
Note 2 (E). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.
D.
Basis for Consolidation. The NEOS Bitcoin High Income ETF (the “Fund”) may invest up to 25% of its total assets in the NEOS Bitcoin High Income Portfolio CFC, a subsidiary that is wholly-owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may directly invest without limitation in Spot Bitcoin ETPs; however, the Subsidiary will comply with the same derivatives rule requirements under the Investment Company Act of 1940, as amended (“1940 Act”), when viewed on a consolidated basis with the Fund, with respect to its investments in derivatives and leverage; and also complies with the provisions of Section 15 of the 1940 Act (regarding investment advisory contract approvals). The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (notwithstanding any subsequent market appreciation in the Subsidiary’s value). Asset limitations are imposed by Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and are measured at each taxable year and quarter end. The Adviser also serves as the investment adviser to the Subsidiary, but does not receive separate compensation.

The Subsidiary is not registered under the 1940 Act but is subject to certain protections of the 1940 Act with respect to the Fund, as described in the Fund’s Statement of Additional Information. All of the Fund’s investments in the Subsidiary are subject to the investment policies and restrictions of the Fund, including those related to leverage, collateral and segregation requirements and liquidity. In addition, the valuation and brokerage policies of the Fund are applied to the Subsidiary. The Fund’s investments in the Subsidiary are not subject to all investor protection provisions of the 1940 Act. However, because the Fund is the sole investor in the Subsidiary, it is not likely that the Subsidiary will take any action that is contrary to the interests of the Fund and its shareholders. The financial information of the Subsidiary has been consolidated into the Fund’s consolidated financial statements. The Fund had 20.7% of its total assets invested in the Subsidiary as of November 30, 2024.
The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.
E.
Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

F.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

G.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under the Code. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes

62

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2024. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2024.
H.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
I.
Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

For the period ended November 30, 2024, the Funds’ average derivative volume is described below:

	Average Quantity	Average Notional Value
NEOS Bitcoin High Income ETF
Purchased Option Contracts	3,883	$9,556,401
Written Option Contracts	6,471	$15,925,801
NEOS Enhanced Income 1-3 Month T-Bill ETF
Purchased Option Contracts	854	$485,370,739
Written Option Contracts	854	$485,370,739
NEOS Enhanced Income Aggregate Bond ETF
Purchased Option Contracts	54	$30,957,545
Written Option Contracts	54	$30,957,545
NEOS Enhanced Income Credit Select ETF
Purchased Option Contracts	222	$130,338,953
Written Option Contracts	222	$130,338,953
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Option Contracts	172	$342,057,799
Written Option Contracts	160	$321,854,234
NEOS Nasdaq-100® High Income ETF
Written Option Contracts	171	$342,582,067

63

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)

	Average Quantity	Average Notional Value
NEOS Russell 2000® High Income ETF
Written Option Contracts	171	$39,268,473
NEOS S&P 500® High Income ETF
Written Option Contracts	2,802	$1,597,655,041

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.
Statements of Assets and Liabilities
Fair values of derivative instruments as of November 30, 2024:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Bitcoin High Income ETF
Purchased Options:
Equity	Investments, at value	$2,531,496	$—
Written Options:
Equity	Written option contracts, at value	—	556,446
Total Derivatives not accounted for as hedging instruments		$2,531,496	$556,446
NEOS Enhanced Income 1-3 Month T-Bill ETF
Purchased Options:
Equity	Investments, at value	$87,638	$—
Written Options:
Equity	Written option contracts, at value	—	141,962
Total Derivatives not accounted for as hedging instruments		$87,638	$141,962
NEOS Enhanced Income Aggregate Bond ETF
Purchased Options:
Equity	Investments, at value	$12,952	$—
Written Options:
Equity	Written option contracts, at value	—	23,018
Total Derivatives not accounted for as hedging instruments		$12,952	$23,018
NEOS Enhanced Income Credit Select ETF
Purchased Options:
Equity	Investments, at value	$29,438	$—
Written Options:
Equity	Written option contracts, at value	—	52,312
Total Derivatives not accounted for as hedging instruments		$29,438	$52,312

64

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
NEOS Nasdaq-100® Hedged Equity Income ETF
Purchased Options:
Equity	Investments, at value	$2,253,700	$—
Written Options:
Equity	Written option contracts, at value	$—	$4,321,005
Total Derivatives not accounted for as hedging instruments		$2,253,700	$4,321,005
NEOS Nasdaq-100® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$5,568,580
Total Derivatives not accounted for as hedging instruments		$—	$5,568,580
NEOS Russell 2000® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$1,614,060
Total Derivatives not accounted for as hedging instruments		$—	$1,614,060
NEOS S&P 500® High Income ETF
Written Options:
Equity	Written option contracts, at value	$—	$16,464,330
Total Derivatives not accounted for as hedging instruments		$—	$16,464,330

Statements of Operations
The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2024:

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(68,173)	$(651,501)	$(719,674)
Total	$(68,173)	$(651,501)	$(719,674)
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(3,573,357)	$6,091,348	$2,517,991
Total	$(3,573,357)	$6,091,348	$2,517,991
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(256,792)	$505,021	$248,228
Total	$(256,792)	$505,021	$248,228

65

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)

	Net Realized Gain (Loss) on Derivatives
	Purchased Options*	Written Options	Total
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(497,370)	$970,799	$473,428
Total	$(497,370)	$970,799	$473,428
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(8,029,680)	$11,014,554	$2,984,874
Total	$(8,029,680)	$11,014,554	$2,984,874
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(324,290)	$(324,290)
Total		$(324,290)	$(324,290)
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(2,862,406)	$(2,862,406)
Total		$(2,862,406)	$(2,862,406)
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$(41,574,570)	$(41,574,570)
Total		$(41,574,570)	$(41,574,570)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Bitcoin High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,092,067	$875,216	$1,967,283
Total	$1,092,067	$875,216	$1,967,283
NEOS Enhanced Income 1-3 Month T-Bill ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(10,600)	$(45,261)	$(55,861)
Total	$(10,600)	$(45,261)	$(55,861)
NEOS Enhanced Income Aggregate Bond ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(7,359)	$10,349	$2,990
Total	$(7,359)	$10,349	$2,990
NEOS Enhanced Income Credit Select ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$(20,582)	$34,919	$14,337
Total	$(20,582)	$34,919	$14,337

66

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Options**	Written Options	Total
NEOS Nasdaq-100® Hedged Equity Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,376,467	$(1,572,253)	$(195,786)
Total	$1,376,467	$(1,572,253)	$(195,786)
NEOS Nasdaq-100® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$166,444	$166,444
Total		$166,444	$166,444
NEOS Russell 2000® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$19,489	$19,489
Total		$19,489	$19,489
NEOS S&P 500® High Income ETF
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts		$1,509,283	$1,509,283
Total		$1,509,283	$1,509,283

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
J.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets of NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the period ended May 31, 2024, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
NEOS Enhanced Income 1-3 Month T-Bill ETF	$242	$(242)
NEOS Enhanced Income Aggregate Bond ETF	—	—
NEOS Nasdaq-100® High Income ETF	—	—
NEOS S&P 500® High Income ETF	(3,035,539)	3,035,539

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and oversees the day-to-day operations of the Funds, subject to the supervision of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.
Pursuant to the Investment Advisory Agreement, the NEOS Bitcoin High Income ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.98%, the NEOS Enhanced Income 1-3 Month T-Bill ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.38%, the NEOS Enhanced Income Aggregate Bond ETF pays the Adviser a monthly unitary management fee at an annual rate of 0.58%, the NEOS Enhanced Income Credit Select ETF pays the Adviser a monthly unitary management fee at the annual rate of 0.65%, NEOS Nasdaq-100®

67

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, and NEOS Russell 2000® High Income ETF pay the Adviser a monthly unitary management fee at the annual rate of 0.68%, based on each Fund’s average daily net assets. For the period ended November 30, 2024, NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® High Income ETF incurred $8,805, $927,708, $75,847, $211,940, $562,909, $1,465,185, $148,284, and $6,299,259, respectively, in management fees. Additionally, for the period ended November 30, 2024, the Adviser waived $3,903, $46,265, and $21,997 of management fees with respect to the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF.
Prior to the reorganization into the NEOS Enhanced Income Credit Select ETF, for the period September 30, 2014 to September 27, 2024, the WSTCM Credit Select Risk-Managed Fund incurred distribution, 12b-1, fees. These fees were no longer applicable subsequent to the reorganization.
Prior to the reorganization into the NEOS Enhanced Income Credit Select ETF, for the period September 30, 2014 to September 27, 2024, the Advisor limited the operating expenses of the WSTCM Credit Select Risk-Managed Fund not to exceed 1.15% of the average daily net assets of the Fund. WSTCM Credit Select Risk-Managed Fund paid the advisor a monthly management fee at the annual rate of 0.60% of its average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
For the NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF the Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that AFFE and total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.58%, 0.68%, and 0.68%, respectively. This contractual agreement is in place through September 28, 2025 for NEOS Enhanced Income Aggregate Bond ETF and NEOS Russell 2000® High Income ETF December 20, 2025 for NEOS Enhanced Income Credit Select ETF, and may not be terminated prior to this date except by the Board.
The NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase the Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of the Fund’s expense cap.
Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occured, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. For the period ended November 30, 2024, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, and NEOS Russell 2000® High Income ETF did not have repay expenses to the Adviser.

68

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
As of November 30, 2024, the amounts eligible for repayment and the associated periods of expiration are as follows:

	Expires May 31, 2026	Expires May 31, 2027	Expires May 31, 2028	Total Eligible for Recoupment
NEOS Enhanced Income Aggregate Bond ETF	$234	$1,721	$3,903	$5,858
NEOS Enhanced Income Credit Select ETF	N/A	N/A	$9,165	$9,165
NEOS Russell 2000® High Income ETF	N/A	N/A	$21,997	$21,997

Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended November 30, 2024, there were no fees incurred from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of November 30, 2024, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor and received no fees from the Trust for serving as officers or Trustees.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases	Sales
NEOS Bitcoin High Income ETF	$4,138,771	$111
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	—	68,218
NEOS Enhanced Income Credit Select ETF	98,876,056	96,335,561
NEOS Nasdaq-100® Hedged Equity Income ETF	2,564,419	14,594,604
NEOS Nasdaq-100® High Income ETF	4,230,783	29,231,988
NEOS Russell 2000® High Income ETF	995,336	5,484,673
NEOS S&P 500® High Income ETF	13,063,789	130,347,448

69

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2024, were as follows:

	Purchases In-Kind	Sales In-Kind
NEOS Bitcoin High Income ETF	$—	$—
NEOS Enhanced Income 1-3 Month T-Bill ETF	—	—
NEOS Enhanced Income Aggregate Bond ETF	49,460,160	—
NEOS Enhanced Income Credit Select ETF	1,206,344	2,295,633
NEOS Nasdaq-100® Hedged Equity Income ETF	6,394,477	79,178,698
NEOS Nasdaq-100® High Income ETF	415,428,720	6,166,847
NEOS Russell 2000® High Income ETF	113,836,266	—
NEOS S&P 500® High Income ETF	952,762,193	13,097,505

NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the periods ended November 30, 2024 and May 31, 2024 are as follows:

	Period Ended November 30, 2024	Period Ended May 31, 2024
	Ordinary Income	Ordinary Income	Long-Term Capital Gains	Return of Capital
NEOS Bitcoin High Income ETF	$318,207	N/A	N/A	N/A
NEOS Enhanced Income 1-3 Month T-Bill ETF	$13,637,504	$12,638,994	$914,739	$1,282,823
NEOS Enhanced Income Aggregate Bond ETF	$762,630	174,451	27,705	112,364
NEOS Enhanced Income Credit Select ETF	$3,919,854	N/A	N/A	N/A
NEOS Nasdaq-100® Hedged Equity Income ETF	$6,723,996	N/A	N/A	N/A
NEOS Nasdaq-100® High Income ETF	$33,056,538	78,064	—	4,355,312
NEOS Russell 2000® High Income ETF	$3,769,401	N/A	N/A	N/A
NEOS S&P 500® High Income ETF	$117,329,114	6,874,469	2,673,907	62,890,517

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended May 31, 2024, the Funds did not have any late year losses. NEOS S&P 500® High Income ETF had $20,397,379 of short term post October losses and $31,208,655 of long term post October losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At May 31, 2024, NEOS Nasdaq-100® High Income ETF had $197,033 of short-term capital loss carryover and $296,397 of long-term capital loss carryover. No other Funds have any short or long-term capital loss carryovers available.
As of May 31, 2024, the components of accumulated earnings (losses) for income tax purposes were as follows:

	NEOS Enhanced Income 1-3 Month T-Bill ETF	NEOS Enhanced Income Aggregate Bond ETF	NEOS Nasdaq-100® High Income ETF	NEOS S&P 500® High Income ETF
Federal income tax cost of investments	$441,875,062	$11,350,395	$214,259,263	$1,278,967,535
Aggregate gross unrealized appreciation	120,891	—	10,432,841	158,176,076
Aggregate gross unrealized (depreciation)	—	(157,826)	(5,409,338)	(35,224,361)
Net unrealized appreciation (depreciation)	120,891	(157,826)	5,023,503	122,951,715
Undistributed Ordinary Income	—	—	—	—
Undistributed Long Term Capital Gains	—	—	—	—
Distributable Earnings	—	—	—	—
Accumulated capital and other gain/(loss)	1	—	(493,430)	(51,606,035)
Total distributable earnings (accumulated loss)	$120,892	$(157,826)	$4,530,073	$71,345,680

70

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® High Income ETF, and NEOS Russell 2000® High Income ETF are $300, and the NEOS Nasdaq-100® Hedged Equity Income ETF and NEOS S&P 500® High Income ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of the NEOS Enhanced Income 1-3 Month T-Bill ETF and NEOS Enhanced Income Aggregate Bond ETF are listed and traded on the NYSE Arca, Inc., shares of the NEOS Bitcoin High Income ETF, NEOS Russell 2000® High Income ETF, and NEOS S&P 500® High Income ETF are listed and traded on the Cboe BZX Exchange, Inc. and shares of the NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, and NEOS Nasdaq-100® High Income ETF are listed and traded on The Nasdaq Stock Market LLC (the “Exchanges”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, NEOS Investment Management, LLC, the adviser to the NEOS Bitcoin High Income ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Nasdaq-100® High Income ETF, NEOS Rusell 2000® High Income ETF, and NEOS S&P 500® High Income ETF does not control any of the Funds.
NOTE 9 – Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of the NEOS Bitcoin High Income ETF include the accounts of the Fund’s wholly owned Subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), which primarily invest in Bitcoin-related instruments. The Subsidiary enables the NEOS Bitcoin High Income ETF to hold these Bitcoin-related instruments and satisfy regulated investment company tax requirements. The NEOS Bitcoin High Income ETF will invest a significant portion of its total assets in the Subsidiary. As of November 30, 2024, the total net assets of the Subsidiary as a percentage of the total net assets of the Fund are displayed below:

Fund	Subsidiary	Percentage of Net Assets of Fund
NEOS Bitcoin High Income ETF	NEOSCFCBC	20.69%

71

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NOTE 10 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 11 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 12 – FUND REORGANIZATION
The NEOS Enhanced Income Credit Select ETF (the “Fund”) acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of the WST Investment Trust (the “Predecessor Fund”) in a tax-free reorganization on September 27, 2024. Effective September 27, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, for tax purposes the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is September 27, 2024 through November 30, 2024. Operations prior to September 27, 2024, were for the Predecessor Fund.

NEOS Enhanced Income Credit Select ETF	Before Reorganization	After Reorganization
Net Assets	$136,224,607	$136,224,607
Shares Outstanding	12,970,040	12,970,040
Net Asset Value Per Share	$10.50	$10.50
Net Unrealized Appreciation	$4,528,644	$4,528,644

The NEOS Nasdaq-100® Hedged Equity Income ETF (the "Fund") acquired all of the assets and liabilities of the Nationwide Nasdaq-100® Risk-Managed Income ETF, a series of the ETF Series Solutions (the “Predecessor Fund”), in a tax-free reorganization on November 11, 2024. Effective November 11, 2024, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Predecessor Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes as defined by Section 368(a) of the Code. The fiscal year end of the Predecessor Fund was August 31, and the Fund is May 31. The reporting period covered by this report for the Fund is November 11, 2024 through November 30, 2024. Operations prior to November 11, 2024, were for the Predecessor Fund.

NEOS Nasdaq-100® Hedged Equity Income ETF	Before Reorganization	After Reorganization
Net Assets	$336,883,218	$336,883,218
Shares Outstanding	12,800,000	12,800,000
Net Asset Value Per Share	$26.32	$26.32
Net Unrealized Appreciation	$102,143,631	$102,143,631

72

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
NOTE 13 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
Effective December 20, 2024, NEOS Nasdaq-100® Hedged Equity Income ETF began trading on The Nasdaq Stock Market LLC.
On December 27, 2024, shares of the NEOS Enhanced Income Credit Select ETF (HYBI) began trading on The Nasdaq Stock Market LLC on a split-adjusted basis. As a result of the reverse split, every five shares of HYBI were exchanged for one share of HYBI. Accordingly, the total number of issued and outstanding shares of HYBI decreased by approximately 80%, and the per share NAV and next day's opening market price increased by approximately 5 times.
Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

73

OTHER NON-AUDITED INFORMATION
November 30, 2024 (Unaudited)
TAX INFORMATION
For the fiscal period ended May 31, 2024, certain dividends paid by the Funds may be subject to reduced tax rates, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended May 31, 2024 were as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	0.00%
NEOS Enhanced Income Aggregate Bond ETF	0.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	100.00%

For the period ended May 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

NEOS Enhanced Income 1-3 Year T-Bill ETF	4.81%
NEOS Enhanced Income Aggregate Bond ETF	11.00%
NEOS Nasdaq-100® High Income ETF	0.00%
NEOS S&P 500® High Income ETF	25.51%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.neosfunds.com.
DISCLOSURE OF PORTFOLIO HOLDINGS
NEOS ETF Trust files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds website at www.neosfunds.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (866)-498-5677, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.neosfunds.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-498-5677 or by accessing the website of the SEC.

74

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

75

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

76

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (UNAUDITED)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $19,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

77

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (UNAUDITED)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response:

78

APPROVAL OF ADVISORY AGREEMENT - NEOS Bitcoin High Income ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on June 20, 2023. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Bitcoin High Income ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the NEOS ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance.
Because the New ETF had not commenced operations, the Board was not able to review its performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses.
As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s advisory fee, which was a unitary fee, and overall expenses compared to other funds advised by NEOS. The Board recalled NEOS’ discussion regarding the resources that will be required to manage the New ETF compared to those of its peers. The Board was aware that under the unitary fee arrangement, NEOS is contractually obligated to pay the fees of the New ETF’s service providers, with the exception of NEOS’s advisory fee and certain other expenses.
The Board reviewed NEOS’s proposed advisory fee of 0.98%, acknowledging that it was higher than the advisory fee of NEOS’ other ETF products. The Board acknowledged NEOS’ statement regarding the difficulty of finding comparable funds due to the uniqueness of the Fund’s strategy. The Board recalled NEOS’ explanation for the proposed

79

APPROVAL OF ADVISORY AGREEMENT - NEOS Bitcoin High Income ETF(Continued)
fee and unitary fee structure, acknowledging NEOS’ explanation that the resources involved in executing such a complex strategy justified the higher fee. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’ asset projections and noted NEOS’ assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’ willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analyses reviewed by the Board and the selected financial information of NEOS provided by NEOS to the Board. After review and discussion, the Board concluded the anticipated profit from NEOS’s relationship with the New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that NEOS’s advisory fee for the New ETF was not unreasonable, and that approval of the advisory agreement was in the best interest of future shareholders of the New ETF.

80

APPROVAL OF ADVISORY AGREEMENT - NEOS Nasdaq-100® Hedged Equity Income ETF and NEOS Enhanced Income Credit Select ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on December 12, 2023. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Hedged Equity ETF”) and NEOS Enhanced Income Credit Select ETF (the “Credit Select ETF”) (the “New ETFs”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement for each New ETF, a review of the professional personnel who will be performing services for the New ETFs, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETFs, including: its adherence to the each New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETFs and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETFs’ portfolio holdings including its role as Valuation Designee for the New ETFs; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETFs. The Board also considered research support available to, and management capabilities of, the New ETFs’ management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETFs; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with each New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETFs would be satisfactory.
Performance.
With respect to Credit Select ETF, the Board reviewed the performance of WSTCM Credit Select Risk-Managed Fund (the “WST Fund”) for various periods ended September 30, 2023. The Board noted that, assuming a successful reorganization, the Credit Select ETF would adopt the performance of the WST Fund.
With respect to the Hedged Equity ETF, the Board reviewed the performance of Nationwide Nasdaq-100 Risk Managed Income ETF (the “Nationwide ETF”) for various periods ended September 30, 2023. The Board noted that, assuming a successful reorganization, the Hedged Equity ETF would adopt the performance of the Nationwide ETF. The Board discussed that Messrs. Paolella and Cates were the current portfolio managers of the Nationwide ETF. The Board also recalled NEOS’ comments that the Nationwide ETF had strong performance year to date.
Fees and Expenses.
As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each New ETF’s advisory fee, which are all unitary fees, and overall expenses compared to peer funds and other funds advised by NEOS. The Board recalled NEOS’ discussion regarding the

81

APPROVAL OF ADVISORY AGREEMENT - NEOS Nasdaq-100® Hedged Equity Income ETF and NEOS Enhanced Income Credit Select ETF(Continued)
resources that will be required to manage the New ETFs compared to those of its peers. The Board was aware that under the unitary fee arrangement, NEOS is contractually obligated to pay the fees of each of the New ETF’s service providers, with the exception of NEOS’s advisory fee and certain other expenses.
With respect to the Hedged Equity ETF, the Board observed that NEOS proposed an advisory fee of 0.68%. The Board reviewed the fees of several peers provided by NEOS, which were option-based ETFs and mutual funds that utilize the Nasdaq 100 with a put and call options overlay. The Board also noted that unlike the Nationwide ETF, the Hedged Equity ETF would include a defined income component.
The Board observed that the proposed fee for the Credit Select ETF was 0.65%. The Board observed that the management fee for the WST Fund was below the fee proposed for the Credit Select ETF but that the Credit Select ETF’s net expense ratio would be much lower. The Board considered NEOS’ statement that it would be able to lower its fees by utilizing lower cost ETFs to get high yield exposure and would directly own treasuries. The Board also noted the proposed fee was below its two direct competitor peer funds, and that these peer funds were more apt comparisons because of the options overlay. The Board also noted WST would become a research provider with respect to the Credit Select ETF. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’ asset projections and noted NEOS’ assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’ willingness to discuss the matter of economies for the New ETFs as their size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETFs based on profitability projections and analyses reviewed by the Board and the selected financial information of NEOS provided by NEOS to the Board. After review and discussion, the Board concluded the anticipated profit from NEOS’s relationship with the New ETFs would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Board concluded that NEOS’ advisory fees for the New ETFs were not unreasonable, and that approval of the Advisory Agreements were in the best interest of future shareholders of the New ETFs.

82

APPROVAL OF ADVISORY AGREEMENT - NEOS Russell 2000® High Income ETF
The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on June 11, 2024. The Board reviewed the materials provided by NEOS Investment Management, LLC (“NEOS” or the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement with respect to the NEOS Russell 2000® High Income ETF (the “New ETF”) and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed materials provided by NEOS related to the proposed approval of the Advisory Agreement, a review of the professional personnel who will be performing services for the New ETF, NEOS’s compliance and risk management infrastructure, its financial strength and resources, and its investment process. The Board also noted the extensive responsibilities that NEOS will have as investment adviser to the New ETF, including: its adherence to the New ETF’s investment strategy and restrictions, buying and selling of securities and other transactions, reviewing its performance, voting the proxies received by the New ETF and oversight of, and its role in the creation of custom or redemption baskets for authorized participants; oversight of the daily valuation of the New ETF’s portfolio holdings including its role as Valuation Designee for the New ETF; oversight of general compliance with federal and state laws; and implementation of Board directives as they relate to the New ETF. The Board also considered research support available to, and management capabilities of, the New ETF’s management personnel and that NEOS will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board discussed the extent of the NEOS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.
Additionally, the Board received satisfactory responses from the representatives of NEOS with respect to a series of questions, including: whether NEOS was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Trust and the New ETF; and whether there are procedures in place to adequately allocate trades among its respective clients.
The Board reviewed the description provided on the practices for monitoring compliance with the New ETF’s investment limitations, noting that NEOS’s CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under NEOS’s compliance program. The Board concluded that NEOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by NEOS to the New ETF would be satisfactory.
Performance.
Because the New ETF had not commenced operations, the Board was not able to review the New ETF’s performance. The Board considered the performance of the other series in the Trust advised by NEOS and concluded that NEOS had the potential to deliver strong returns for shareholders.
Fees and Expenses.
As to the costs of the services to be provided by NEOS, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the New ETF’s proposed advisory fee of 0.68%, which is a unitary fee, and overall expenses compared to peer funds and other funds advised by NEOS. Specifically, the Board compared the proposed fee to the fees charged by a group of peer funds assembled by NEOS that invest in stocks comprising the Russell 2000 and utilize a call options overlay. The Board recalled NEOS assertion that the expertise and resources required to create the product and support the models supported the fee. The Board further observed that the proposed fee was within the range of peer funds provided by NEOS, and that NEOS agreed to waive any acquired fund fees and expenses until at least September 28, 2025. Given these considerations, the Board concluded that NEOS’s proposed advisory fee was not unreasonable.
Economies of Scale. The Board reviewed NEOS’s asset projections and noted NEOS’s assertion that the asset levels at which economies of scale would be achieved were unlikely to be realized in the near term. They acknowledged NEOS’s

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APPROVAL OF ADVISORY AGREEMENT - NEOS Russell 2000® High Income ETF(Continued)
statement regarding the challenges involved with attempting to forecast future growth and fee levels. The Board considered, however, NEOS’s willingness to discuss the matter of economies for the New ETF as its size materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Profitability. The Board considered the level of profits that could be expected to accrue to NEOS with respect to the New ETF based on profitability projections and analysis prepared by NEOS and the selected financial information of NEOS provided by NEOS to the Board. The Board recognized that NEOS expected to manage the New ETF at a loss for the first year and realize a reasonable profit for the second year. After review and discussion, the Board concluded the anticipated profits from NEOS’s relationship with the New ETF would not be excessive.
Conclusion. Having requested and received such information from NEOS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the advisory agreement was in the best interest of the New ETF and its future shareholders.

84

(b) Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to Semi-Annual Reports.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	February 6, 2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	February 6, 2025